united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 9/30

Date of reporting period: 3/31/23

Item 1. Reports to Stockholders.

SIERRA TACTICAL ALL ASSET FUND

SIERRA TACTICAL CORE INCOME FUND

SIERRA TACTICAL MUNICIPAL FUND

SIERRA TACTICAL BOND FUND

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SIERRA TACTICAL RISK SPECTRUM 30 FUND

Semi-Annual Report

March 31, 2023

1-866-738-4363

www.sierramutualfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA/SIPC

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, compared to its benchmarks:

						Annualized	Annualized	Annualized
			Annualized	Annualized	Annualized	Inception**-	Inception***-	Inception****-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2023	March 31, 2023	March 31, 2023
Sierra Tactical All Asset Fund – Class A	1.07%	(5.24)%	0.57%	0.49%	1.31%	3.61%	—	—
Sierra Tactical All Asset Fund – Class A with load	(2.71)%	(8.80)%	(1.40)%	(0.69)%	0.71%	3.21%	—	—
Sierra Tactical All Asset Fund – Class C	0.73%	(5.94)%	(0.19)%	(0.26)%	0.55%	—	1.46%	—
Sierra Tactical All Asset Fund – Investor Class	1.07%	(5.25)%	0.57%	0.49%	1.30%	3.59%	—	—
Sierra Tactical All Asset Fund – Instl Class	1.21%	(5.02)%	0.81%	0.74%	1.55%	3.84%	—	—
Sierra Tactical All Asset Fund – Class A1	0.99%	(5.37)%	0.42%	0.35%	1.15%	—	—	1.49%
Sierra Tactical All Asset Fund – Class A1 with load	(2.79)%	(8.92)%	(1.54)%	(0.83)%	0.56%	—	—	0.93%
Sierra Tactical All Asset Fund – Class I1	0.99%	(5.40)%	0.41%	0.34%	1.16%	—	—	1.49%
Morningstar Tactical Allocation Category Average	6.47%	(7.88)%	7.98%	3.39%	4.20%	2.80%	4.30%	3.96%
Morningstar Conservative Target Risk Index	7.53%	(5.30)%	1.32%	2.18%	2.56%	3.36%	3.48%	2.88%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A and Class A1 maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.26% for Class A and Investor Class, 2.01% for Instl Class, 3.01% for Class C shares, 2.41% for Class A1 and Class I1 shares per the January 30, 2023 prospectus. Class A and Class A1 are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	Inception date is December 24, 2007 for Class A, Investor and Institutional Class shares.

***	Inception date is February 5, 2010 for Class C shares.

****	Inception date is June 7, 2012 for Class A1 and Class I1 shares.

The Morningstar Tactical Allocation Category Average is comprised of mutual funds that seek to provide both capital appreciation and income by shifting exposure across stocks, bonds and cash.

The Morningstar Conservative Target Risk Index: The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds, and inflation-hedged instruments. The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Sierra Tactical All Asset Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

SIERRA TACTICAL ALL ASSET FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2023

The Fund’s asset classes as of March 31, 2023, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Fixed Income	17.5%
Equity	15.4%
Open End Funds
Fixed Income	26.3%
Alternative	4.2%
Equity	0.8%
Short-Term Investment Money Market Fund	37.4%
Liabilities in Excess of Other Assets	(1.6)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, compared to its benchmark:

						Annualized
			Annualized	Annualized	Annualized	Inception**-
	Six Months	One Year	Three Year	Five Year	Ten Year	March 31, 2023
Sierra Tactical Core Income Fund – Class A	0.25%	(3.27)%	0.85%	1.24%	2.08%	2.78%
Sierra Tactical Core Income Fund – Class A with load	(3.52)%	(6.89)%	(1.12)%	0.05%	1.48%	2.24%
Sierra Tactical Core Income Fund – Class C	0.00%	(3.80)%	0.26%	0.64%	1.47%	2.17%
Sierra Tactical Core Income Fund – Investor Class	0.30%	(3.22)%	0.87%	1.24%	2.08%	2.80%
Sierra Tactical Core Income Fund – Instl Class	0.50%	(2.85)%	1.28%	1.65%	2.46%	3.14%
Bloomberg U.S. Aggregate Bond Index	4.89%	(4.78)%	(2.77)%	0.91%	1.36%	1.63%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31. 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses are 1.82% for each of Class A and Investor Class, 1.41% for Instl Class and 2.42% for Class C shares per the January 30, 2023 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Fund’s inception date is December 27, 2011.

The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL CORE INCOME FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2023

The Fund’s asset classes as of March 31, 2023, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Fund
Fixed Income	22.0%
Open End Funds
Fixed Income	35.4%
Alternative	0.0%*
Short-Term Investment Money Market Fund	44.6%
Liabilities in Excess of Other Assets	(2.0)%
100.0%

*	Percentage rounds to less than 0.1%.

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, compared to its benchmark:

				Annualized	Annualized
			Annualized	Inception**-	Inception***-
	Six Months	One Year	Three Year	March 31, 2023	March 31, 2023
Sierra Tactical Municipal Fund – Class A	3.52%	0.44%	3.22%	2.89%	—
Sierra Tactical Municipal Fund – Class A with load	(0.38)%	(3.34)%	1.20%	1.46%	—
Sierra Tactical Municipal Fund – Class C	3.13%	(0.33)%	2.43%	—	0.62%
Sierra Tactical Municipal Fund – Investor Class	3.44%	0.25%	3.05%	2.67%	—
Sierra Tactical Municipal Fund – Instl Class	3.62%	0.64%	3.44%	3.07%	—
Sierra Tactical Municipal Fund – Special Shares	3.68%	0.74%	3.53%	3.19%	—
Bloomberg Municipal Bond Index	7.00%	0.26%	0.35%	1.84%	0.22%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.. Total returns are calculated using the traded NAV on March 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s returns would have been lower had the adviser not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual operating expenses before waiver are 1.69% for Class A shares, 2.44% for Class C shares, 1.84% for Investor Class, 1.44% for Instl Class and 1.37% for Special Class shares per the January 30, 2023 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 1.66% for Class A shares, 2.41% for Class C shares, 1.81% for Investor Class, 1.44% for Instl Class and 1.35% for Special Class shares per the January 30, 2023 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Municipal Fund Class A, Investor, Institutional and Special Class shares inception date is December 27, 2018.

***	The Sierra Tactical Municipal Fund Class C inception date is September 10, 2019.

The Bloomberg Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2023

The Fund’s asset classes as of March 31, 2023, are as follows:

Asset Class	% of Net Assets
Open End Funds
Fixed Income	40.9%
Short-Term Investments Money Market Funds	63.0%
Liabilities in Excess of Other Assets	(3.9)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, compared to its benchmarks:

				Annualized
			Annualized	Inception**-
	Six Months	One Year	Three Year	March 31, 2023
Sierra Tactical Bond Fund – Class A	1.09%	(0.88)%	2.03%	4.42%
Sierra Tactical Bond Fund – Class A with load	(2.71)%	(4.60)%	0.03%	2.66%
Sierra Tactical Bond Fund – Class C	0.70%	(1.59)%	1.27%	3.73%
Sierra Tactical Bond Fund – Investor Class	0.97%	(1.02)%	1.88%	4.27%
Sierra Tactical Bond Fund – Instl Class	1.21%	(0.60)%	2.28%	4.69%
Bloomberg U.S. Aggregate Bond Index	4.89%	(4.78)%	(2.77)%	(1.51)%
ICE Bank of America Merrill Lynch U.S. High Yield Master II Index	7.89%	(3.50)%	5.86%	1.63%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses are 1.84% for Class A shares, 2.59% for Class C shares, 1.99% for Investor Class, and 1.59% for Instl Class shares per the January 30, 2023 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Bond Fund Class A, Class C, Investor, and Institutional Class shares inception date is October 1, 2019.

The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

The ICE Bank of America Merrill Lynch U.S. High Yield Master II Index tracks the performance of US dollar denominated below investment grade corporate debt publicly issued in the US domestic market. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one-year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of $100 million. In addition, qualifying securities must have risk exposure to countries that are members of the FX-G10, Western Europe or territories of the US and Western Europe. The index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

SIERRA TACTICAL BOND FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2023

The Fund’s asset classes as of March 31, 2023, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Fund
Fixed Income	4.0%
Open End Funds
Fixed Income	12.2%
Short-Term Investment Money Market Fund	85.5%
Liabilities in Excess of Other Assets	(1.7)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, compared to its benchmark:

			Annualized
			Inception**-
	Six Months	One Year	March 31, 2023
Sierra Tactical Risk Spectrum 50 Fund – Class A	3.04%	(5.48)%	(5.00)%
Sierra Tactical Risk Spectrum 50 Fund – Class A with load	(0.85)%	(9.01)%	(8.01)%
Sierra Tactical Risk Spectrum 50 Fund – Class C	2.69%	(6.15)%	(5.68)%
Sierra Tactical Risk Spectrum 50 Fund – Investor Class	2.95%	(5.61)%	(5.15)%
Sierra Tactical Risk Spectrum 50 Fund – Instl Class	3.17%	(5.21)%	(4.76)%
Morningstar Allocation 30%-50% Equity Category Average	8.53%	(5.74)%	(4.13)%
Morningstar Moderately Conservative Target Risk Index	9.88%	(5.44)%	(4.40)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 3.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before waiver are 2.15% for Class A shares, 2.90% for Class C shares, 2.30% for Investor Class, and 1.90% for Instl Class shares per the January 30, 2023 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 2.07% for Class A shares, 2.82% for Class C shares, 2.22% for Investor Class, and 1.82% for Instl Class shares per the January 30, 2023 prospectus. Class A shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND).

**	The Sierra Tactical Risk Spectrum 50 Fund Class A, Class C, Investor, and Institutional Class shares inception date is May 26, 2021.

The Morningstar Allocation 30%-50% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 30% and 50%. Investors cannot invest directly in an index.

The Morningstar Moderately Conservative Target Allocation Index: The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index. The Morningstar US Moderately Conservative Target Allocation Index seeks 40% exposure to global equity markets. Investors cannot invest directly in an index.

Sierra Tactical Risk Spectrum 50 Fund (the “Fund”) are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2023

The Fund’s asset classes as of March 31, 2023, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Equity	37.3%
Fixed Income	10.8%
Open End Funds
Fixed Income	19.7%
Equity	3.8%
Alternative	0.6%
Short-Term Investment Money Market Fund	28.8%
Liabilities in Excess of Other Assets	(1.0)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
PORTFOLIO REVIEW (Unaudited)
March 31, 2023

The Fund’s performance figures* for the periods ended March 31, 2023, compared to its benchmarks:

		Annualized
		Inception**-
	Six Months	March 31, 2023
Sierra Tactical Risk Spectrum 30 Fund – Investor Class	1.76%	1.76%
Sierra Tactical Risk Spectrum 30 Fund – Instl Class	1.76%	1.76%
Morningstar Allocation 15%-30% Equity Category Average	6.65%	6.65%
Morningstar Conservative Target Risk Index	7.53%	7.53%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated with the traded NAV on March 31, 2023. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses before waiver are 2.12% for Class A shares, 2.87% for Class C shares, 2.27% for Investor Class and 1.87% for Instl Class shares per the January 30, 2023 prospectus. After fee waivers and reimbursements, the Fund’s total annual operating expenses are 2.04% for Class A shares, 2.79% for Class C shares, 2.19% for Investor Class and 1.79% for Instl Class shares per the January 30, 2023 prospectus. For performance information current to the most recent month-end, please call toll-free 1-866-738-4363 (1-866-RETI-FND). Class A and Class C shares of the Fund are not currently for sale.

**	The Sierra Tactical Risk Spectrum 30 Fund Investor and Institutional Class shares inception date is September 30, 2022.

The Morningstar Allocation 15%-30% Equity Category Average is the average performance, published by Morningstar, of mutual funds that Morningstar categorizes in its Conservative Allocation group, as published by Morningstar at the end of each calendar quarter, and thus the original reports include funds that have subsequently merged, changed categories or liquidated. These portfolios are dominated by domestic holdings and have equity exposures between 15% and 30%.

The Morningstar Conservative Target Risk Index: The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds, and inflation-hedged instruments. The Morningstar Conservative Target Risk Index seeks approximately 20% exposure to global equity markets. This Index does not incorporate Environmental, Social, or Governance (ESG) criteria.

Sierra Tactical Risk Spectrum 30 Fund (the “Fund”) are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund’s in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. One cannot invest directly in an index.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
PORTFOLIO REVIEW (Unaudited)(Continued)
March 31, 2023

The Fund’s asset classes as of March 31, 2023, are as follows:

Asset Class	% of Net Assets
Exchange-Traded Funds
Equity	23.0%
Fixed Income	15.2%
Alternative	0.7%
Open End Funds
Fixed Income	24.1%
Alternative	1.5%
Equity	1.2%
Short-Term Investment Money Market Fund	35.7%
Liabilities in Excess of Other Assets	(1.4)%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 32.9%
	EQUITY - 15.4%
59,400	Communication Services Select Sector SPDR Fund	$3,443,418
22,100	Invesco QQQ Trust Series 1	7,092,553
99,900	iShares MSCI EAFE Min Vol Factor ETF	6,758,235
93,800	iShares MSCI USA Min Vol Factor ETF	6,823,012
42,200	iShares US Aerospace & Defense ETF	4,856,376
163,900	JPMorgan Equity Premium Income ETF	8,948,940
67,600	SPDR Dow Jones Industrial Average ETF Trust	22,485,112
28,300	Vanguard Growth ETF	7,059,152
129,900	Vanguard S&P 500 ETF	48,851,493
97,800	Vanguard Value ETF	13,507,158
		129,825,449
	FIXED INCOME - 17.5%
643,500	Invesco Senior Loan ETF	13,384,800
408,100	iShares 7-10 Year Treasury Bond ETF	40,450,872
269,500	iShares Core U.S. Aggregate Bond ETF	26,852,980
283,300	iShares MBS ETF	26,837,009
182,200	Vanguard Total Bond Market ETF	13,451,826
546,300	Vanguard Total International Bond ETF	26,724,996
		147,702,483

	TOTAL EXCHANGE-TRADED FUNDS (Cost $272,304,156)	277,527,932

	OPEN END FUNDS — 31.3%
	ALTERNATIVE - 4.2%
1,022,234	DoubleLine Flexible Income Fund, Class I	8,607,214
1	JPMorgan Hedged Equity Fund, Class I	26
2,649,850	LoCorr Long/Short Commodities Strategy Fund, Class I	26,789,986
		35,397,226
	EQUITY - 0.8%
293,215	BNY Mellon International Stock Fund, Class I	6,761,528
1	JPMorgan Emerging Markets Equity Fund	31
1	Virtus KAR Small-Cap Core Fund, Class I	48

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 31.3% (Continued)
	EQUITY - 0.8% (Continued)
1	Virtus KAR Small-Cap Growth Fund, Class I	$49
		6,761,656
	FIXED INCOME - 26.3%
589,413	Allspring Core Plus Bond Fund, Institutional Class	6,713,411
896,467	Baird Core Intermediate Municipal Bond Fund, Institutional Class	9,170,855
328,319	Baird Quality Intermediate Municipal Bond Fund, Institutional Class	3,641,056
35	BlackRock High Yield Bond Portfolio, Institutional Class	240
5	BlackRock High Yield Municipal Fund, Institutional Class	48
6,232	BlackRock National Municipal Fund, Class I	63,010
2,698	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	28,246
9,308	Cohen & Steers Preferred Securities and Income, Class I	104,246
573,937	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	5,458,143
5,978,070	DoubleLine Total Return Bond Fund, Class I	53,623,291
5,488	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	47,803
1	Goldman Sachs Investment Grade Credit Fund, Institutional Class	12
18	Invesco High Yield Municipal Fund, Class Y	152
4,364	Invesco International Bond Fund, Class Y	18,894
9,674	Invesco Rochester Municipal Opportunities Fund, Class Y	66,264
5,229	Invesco Senior Floating Rate Fund, Class Y	34,096
1	JPMorgan Emerging Markets Debt Fund	6
809,940	JPMorgan Income Fund, Class I	6,714,405
733,929	JPMorgan Intermediate Tax Free Bond Fund, Class I	7,390,667
5,190	Lord Abbett Floating Rate Fund, Class I	41,159
5	Metropolitan West High Yield Bond Fund, Class I	45
8,425	Metropolitan West Total Return Bond Fund, Class I	78,272
2,120	MFS Corporate Bond Fund, Class I	25,971
1,751	Nuveen All-American Municipal Bond Fund, Class I	17,821
2,087	Nuveen California Municipal Bond Fund, Class I	21,074
1,347,326	Nuveen High Yield Municipal Bond Fund, Class I	20,425,464
3,579	Nuveen Preferred Securities Fund, Class I	50,886
3,362	Nuveen Short Duration High Yield Municipal Bond, Class I	32,077
3,140	Nuveen Strategic Income Fund, Class I	30,336
2,639	PIMCO Diversified Income Fund, Institutional Class	24,335
3,062	PIMCO Emerging Markets Bond Fund, Institutional Class	24,650

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 31.3% (Continued)
	FIXED INCOME - 26.3% (Continued)
3,871	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	$22,178
(b)0	PIMCO High Yield Fund Institutional Class, Institutional Class	0	(c)
22	PIMCO High Yield Municipal Bond Fund, Institutional Class	180
19,070	PIMCO Income Fund Institutional Class, Institutional Class	199,277
3,197,035	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	30,371,831
11,080	PIMCO Investment Grade Credit Bond Fund, Institutional Class	98,393
2,734	PIMCO Long-Term Credit Bond Fund, Institutional Class	24,903
683,318	PIMCO Real Return Fund Institutional Class	7,004,005
13,534	PIMCO Total Return Fund Institutional Class, Institutional Class	116,803
2,184	Pioneer Strategic Income Fund, Class Y	20,314
2,602	Putnam Ultra Short Duration Income Fund, Class Y	26,045
498,783	Russell Tax Exempt Bond Fund, Class S	10,938,317
804,048	TCW Total Return Bond Fund, Class I	6,713,804
4,193,146	TIAA-Cref Bond Index Fund, Institutional Class	40,547,725
1,224,352	Voya Securitized Credit Fund, Class I	10,921,223
15,577	Western Asset Core Plus Bond Fund, Class IS	149,228
		221,001,161

	TOTAL OPEN END FUNDS (Cost $263,401,735)	263,160,043

	SHORT-TERM INVESTMENT — 37.4%
	MONEY MARKET FUND - 37.4%
314,640,549	First American Government Obligations Fund Class X, 4.64% (Cost $314,640,549)(a)	314,640,549

	TOTAL INVESTMENTS - 101.6% (Cost $850,346,440)	$855,328,524
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%	(13,538,884)
	NET ASSETS - 100.0%	$841,789,640

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(b)	Less than 1 share

(c)	Less than $1 US dollar

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 22.0%
	FIXED INCOME - 22.0%
2,049,500	Invesco Senior Loan ETF	$42,629,600
1,297,400	iShares 7-10 Year Treasury Bond ETF	128,598,288
860,100	iShares Core U.S. Aggregate Bond ETF	85,700,364
906,600	iShares MBS ETF	85,882,218
583,700	Vanguard Total Bond Market ETF	43,094,571
1,745,100	Vanguard Total International Bond ETF	85,370,292
	TOTAL EXCHANGE-TRADED FUNDS (Cost $470,703,019)	471,275,333

	OPEN END FUNDS — 35.4%
	ALTERNATIVE - 0.0%(a)
9,809	Metropolitan West Unconstrained Bond Fund, Class I	102,015
55,450	Victory Market Neutral Income Fund, Class I	471,877
		573,892
	FIXED INCOME - 35.4%
1,882,001	Allspring Core Plus Bond Fund, Institutional Class	21,435,992
9,241	Allspring Municipal Bond Fund, Institutional Class	90,098
1,520,010	American Century California Intermediate-Term, Class I	17,084,916
10,058	Angel Oak Multi-Strategy Income Fund Insti, Institutional Class	85,697
2,004,504	Baird Core Intermediate Municipal Bond Fund, Institutional Class	20,506,075
931,410	Baird Quality Intermediate Municipal Bond Fund, Institutional Class	10,329,334
4,665,992	BlackRock Floating Rate Income Portfolio, Institutional Class	44,373,587
217	BlackRock High Yield Bond Portfolio, Institutional Class	1,470
48	BlackRock High Yield Municipal Fund, Institutional Class	426
17,786	BlackRock National Municipal Fund, Class I	179,815
7,601	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	79,583
34,789	Cohen & Steers Preferred Securities and Income, Class I	389,636
1,628,206	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	15,484,236
1,516	Columbia Total Return Bond Fund, Institutional Class	46,384
4,450,567	Credit Suisse Floating Rate High Income Fund, Institutional Class	27,771,537

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 35.4% (Continued)
	FIXED INCOME - 35.4% (Continued)
19,093,074	DoubleLine Total Return Bond Fund, Class I	$171,264,871
620	Fidelity Capital & Income Fund	5,726
11,691	Goldman Sachs High Yield Floating Rate Fund Instl, Institutional Class	101,831
5,871	Goldman Sachs High Yield Municipal Fund, Institutional Class	53,018
12,732	Invesco Floating Rate ESG Fund Class Y, Class Y	85,048
17,445	Invesco High Yield Municipal Fund, Class Y	151,427
23,723	Invesco International Bond Fund, Class Y	102,720
80,577	Invesco Rochester Municipal Opportunities Fund, Class Y	551,950
14,848	Invesco Senior Floating Rate Fund, Class Y	96,807
1	JPMorgan Emerging Markets Debt Fund, Class I	6
2,609,068	JPMorgan Income Fund, Class I	21,629,175
3,095,427	JPMorgan Intermediate Tax Free Bond Fund, Class I	31,170,945
19,148	Metropolitan West Total Return Bond Fund, Class I	177,884
3,994	MFS California Municipal Bond Fund, Class I	35,943
9,499	MFS Corporate Bond Fund, Class I	116,361
13,536	MFS Emerging Markets Debt Fund, Class I	155,795
6,427	MFS Emerging Markets Debt Local Currency Fund, Class I	35,736
6,321	Neuberger Berman Strategic Income Fund, Class I	61,123
5,103	Nuveen All-American Municipal Bond Fund, Class I	51,944
4,296,629	Nuveen High Yield Municipal Bond Fund, Class I	65,136,893
1,816	Nuveen Intermediate Duration Municipal Bond Fund, Class I	15,978
16,364	Nuveen Preferred Securities Fund, Class I	232,697
9,486	Nuveen Short Duration High Yield Municipal Bond, Class I	90,500
29	Nuveen Strategic Income Fund, Class I	283
17,882	PIMCO Diversified Income Fund, Institutional Class	164,873
3,193,236	PIMCO Dynamic Bond Fund, Institutional Class	30,527,336
8,818	PIMCO Emerging Markets Bond Fund, Institutional Class	70,982
(b)0	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	0	(c)
11,015	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	63,117
14,810	PIMCO High Yield Municipal Bond Fund, Institutional Class	122,919
74,586	PIMCO Income Fund Institutional Class, Institutional Class	779,421
1,246	PIMCO International Bond Fund Unhedged, Institutional Class	9,580
8,623,061	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	81,919,078
31,246	PIMCO Investment Grade Credit Bond Fund, Institutional Class	277,468

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 35.4% (Continued)
	FIXED INCOME - 35.4% (Continued)
11,975	PIMCO Long-Term Credit Bond Fund, Institutional Class	$109,090
2,770,034	PIMCO Low Duration Income Fund, Institutional Class	21,550,861
2,082,432	PIMCO Real Return Fund Institutional Class, Institutional Class	21,344,925
42,638	PIMCO Total Return Fund Institutional Class, Institutional Class	367,966
7,484	Pioneer Strategic Income Fund, Class Y	69,603
5,731	Putnam Ultra Short Duration Income Fund, Class Y	57,368
1,082	Semper MBS Total Return Fund, Institutional Class	8,524
2,573,597	TCW Total Return Bond Fund, Class I	21,489,530
13,397,041	TIAA-Cref Bond Index Fund, Institutional Class	129,549,388
44,566	Western Asset Core Plus Bond Fund, Class IS	426,938
		758,092,414

	TOTAL OPEN END FUNDS (Cost $758,168,877)	758,666,306

	SHORT-TERM INVESTMENT — 44.6%
	MONEY MARKET FUND - 44.6%
955,194,577	First American Government Obligations Fund Class X, 4.64% (Cost $955,194,577)(a)	955,194,577

	TOTAL INVESTMENTS - 102.0% (Cost $2,184,066,473)	$2,185,136,216
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.0)%	(41,793,778)
	NET ASSETS - 100.0%	$2,143,342,438

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(b)	Less than 1 share

(c)	Less than $1 US dollar

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 40.9%
	FIXED INCOME - 40.9%
945,922	Allspring Intermediate Tax/AMT-Free Fund, Institutional Class	$10,338,930
1,412,784	BlackRock California Municipal Opportunities Fund, Institutional Class	16,741,485
2,015,409	BlackRock High Yield Municipal Fund, Institutional Class	17,836,367
3,077	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	32,217
4,159	City National Rochdale Municipal High Income Fund, Service Class	38,093
489,319	Columbia Strategic Municipal Income Fund, Institutional Class	7,060,870
2,579	Columbia Tax Exempt Fund, Class I	30,277
7,245	Franklin High Yield Tax-Free Income Fund, Advisor Class	63,685
4,654	Goldman Sachs High Yield Municipal Fund, Institutional Class	42,028
10,544	Invesco High Yield Municipal Fund, Class Y	91,526
21,600	Invesco Rochester Municipal Opportunities Fund, Class Y	147,958
835,023	JPMorgan Intermediate Tax Free Bond Fund, Class I	8,408,678
3,577	MainStay MacKay High Yield Municipal Bond Fund, Class O	41,177
4,058	Nuveen All-American Municipal Bond Fund, Class I	41,307
448,368	Nuveen California High Yield Municipal Bond Fund, Class I	3,609,359
2,073	Nuveen California Municipal Bond Fund, Class I	20,936
3,534,118	Nuveen High Yield Municipal Bond Fund, Class I	53,577,236
818,688	Nuveen Limited Term Municipal Bond Fund, Class I	8,858,202
3,837	Nuveen Short Duration High Yield Municipal Bond, Class I	36,606
719,762	Nuveen Strategic Municipal Opportunities Fund, Class I	7,060,870
388,580	PGIM Muni High Income Fund, Class Z	3,543,854
4,804	PIMCO High Yield Municipal Bond Fund, Institutional Class	39,873
498,867	Putnam Strategic Intermediate Municipal Fund, Class Y	6,939,242
	TOTAL OPEN END FUNDS (Cost $143,243,655)	144,600,776

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 63.0%
	MONEY MARKET FUNDS - 63.0%
218,976,426	BlackRock Liquidity Funds MuniCash, Institutional Class, 3.81%(a)(b)	$218,954,529
4,025,983	First American Government Obligations Fund Class X, 4.64%(a)	4,025,982
	TOTAL SHORT-TERM INVESTMENTS (Cost $222,967,330)	222,980,511

	TOTAL INVESTMENTS - 103.9% (Cost $366,210,985)	$367,581,287
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.9)%	(13,626,810)
	NET ASSETS - 100.0%	$353,954,477

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(b)	Floating Net Asset Value

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 4.0%
	FIXED INCOME - 4.0%
2,092,400	iShares Broad USD High Yield Corporate Bond ETF	$74,384,820
	TOTAL EXCHANGE-TRADED FUNDS (Cost $73,823,268)

	OPEN END FUNDS — 12.2%
	FIXED INCOME - 12.2%
4,263,219	Allspring Short-Term High Yield Bond Fund, Institutional Class	33,125,215
243,418	BlackRock High Yield Bond Portfolio, Institutional Class	1,652,808
3,580,702	City National Rochdale Fixed Income Opportunities, Class N	67,281,398
16,820	Fidelity Capital & Income Fund	155,413
44,145	Fidelity High Income Fund	326,231
27,407	Goldman Sachs High Yield Fund	148,820
45,313	John Hancock High Yield Fund Class I, Class I	133,219
29,856	Lord Abbett High Yield Fund, Class I	185,403
11	Metropolitan West High Yield Bond Fund, Class I	99
(b)0	Neuberger Berman High Income Bond Fund, Institutional Class	1
5	Nuveen High Yield Income Fund	88
10,687,140	Osterweis Strategic Income Fund	111,787,478
45,314	PGIM High Yield Fund, Class Z	208,898
20,810	PGIM Short Duration High Yield, Class Z	169,189
92	PIMCO High Yield Fund Institutional Class, Institutional Class	705
(b)0	PIMCO High Yield Spectrum Fund, Institutional Class	0	(c)
89	Principal Funds Inc - High Income Fund, Institutional Class	574
3,791	TIAA-CREF High Yield Fund, Institutional Class	31,651
2,361,552	Western Asset Short Duration High Income Fund, Class I	11,146,523
	TOTAL OPEN END FUNDS (Cost $225,656,022)	226,353,713

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 85.5%
	MONEY MARKET FUND - 85.5%
1,582,791,836	First American Government Obligations Fund Class X, 4.64% (Cost $1,582,791,836)(a)	$1,582,791,836

	TOTAL INVESTMENTS - 101.7% (Cost $1,882,271,126)	$1,883,530,369
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(32,429,857)
	NET ASSETS - 100.0%	$1,851,100,512

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

(b)	Less than 1 share

(c)	Less than $1 US Dollar

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.1%
	EQUITY - 37.3%
83,400	Communication Services Select Sector SPDR Fund	$4,834,698
30,700	Invesco QQQ Trust Series 1	9,852,551
140,600	iShares MSCI EAFE Min Vol Factor ETF	9,511,590
132,000	iShares MSCI USA Min Vol Factor ETF	9,601,680
84,800	iShares US Aerospace & Defense ETF	9,758,784
171,200	JPMorgan Equity Premium Income ETF	9,347,520
86,300	SPDR Dow Jones Industrial Average ETF Trust	28,705,106
39,300	Vanguard Growth ETF	9,802,992
193,300	Vanguard S&P 500 ETF	72,694,330
101,300	Vanguard Value ETF	13,990,543
		178,099,794
	FIXED INCOME - 10.8%
227,500	Invesco Senior Loan ETF	4,732,000
142,400	iShares 7-10 Year Treasury Bond ETF	14,114,688
95,300	iShares Core U.S. Aggregate Bond ETF	9,495,692
98,800	iShares MBS ETF	9,359,324
63,700	Vanguard Total Bond Market ETF	4,702,971
191,900	Vanguard Total International Bond ETF	9,387,748
		51,792,423

	TOTAL EXCHANGE-TRADED FUNDS (Cost $227,642,755)	229,892,217

	OPEN END FUNDS — 24.1%
	ALTERNATIVE - 0.6%
312,557	DoubleLine Flexible Income Fund, Class I	2,631,734
1	JPMorgan Hedged Equity Fund, Class I	26
		2,631,760
	EQUITY - 3.8%
413,833	BNY Mellon International Stock Fund, Class I	9,542,983
482,514	Causeway International Value Fund, Class I	8,772,103
		18,315,086
	FIXED INCOME - 19.7%
208,368	Allspring Core Plus Bond Fund, Institutional Class	2,373,308

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 24.1% (Continued)
	FIXED INCOME - 19.7% (Continued)
1,555	Ashmore Emerging Markets Total Return Fund, Institutional Class	$7,559
49,827	Baird Quality Intermediate Municipal Bond Fund, Institutional Class	552,576
955,409	BlackRock Floating Rate Income Portfolio, Institutional Class	9,085,935
1,067	BlackRock National Municipal Fund, Institutional Class	10,792
337	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	3,526
1,692	Cohen & Steers Preferred Securities and Income, Class I	18,948
96,780	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	920,380
493,662	Crossingbridge Low Duration High Yield Fund, Institutional Class	4,793,448
312,363	DoubleLine Low Duration Emerging Markets Fixed, Class I	2,826,884
2,084,793	DoubleLine Total Return Bond Fund, Class I	18,700,596
17	Invesco High Yield Municipal Fund, Class Y	152
10,816	Invesco Rochester Municipal Opportunities Fund, Class Y	74,089
2,161	Invesco Senior Floating Rate Fund, Class Y	14,091
283,724	JPMorgan Income Fund, Class I	2,352,075
110,563	JPMorgan Intermediate Tax Free Bond Fund, Class I	1,113,369
1,053,999	JPMorgan Unconstrained Debt Fund, Class I	10,012,992
601	Nuveen All-American Municipal Bond Fund, Class I	6,114
467,647	Nuveen High Yield Municipal Bond Fund, Class I	7,089,528
1,165	Nuveen Preferred Securities Fund, Class I	16,569
422	Nuveen Short Duration High Yield Municipal Bond, Class I	4,025
637	Nuveen Strategic Income Fund, Class I	6,150
5	PIMCO Emerging Markets Bond Fund, Institutional Class	39
1,610	PIMCO Emerging Markets Full Spectrum Bond Fund, Institutional Class	9,675
7,316	PIMCO Income Fund Institutional Class, Institutional Class	76,450
942,897	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	8,957,520
1,391	PIMCO Investment Grade Credit Bond Fund, Institutional Class	12,352
529	PIMCO Long-Term Credit Bond Fund, Institutional Class	4,818
307,115	PIMCO Low Duration Income Fund, Institutional Class	2,389,359
230,034	PIMCO Real Return Fund Institutional Class	2,357,843
7,254	PIMCO Total Return Fund Institutional Class, Institutional Class	62,606
280,177	RiverPark Strategic Income Fund, Institutional Class	2,392,614
62,564	Russell Tax Exempt Bond Fund, Class S	1,372,028
280,369	TCW Total Return Bond Fund, Class I	2,341,080
1,461,818	TIAA-Cref Bond Index Fund, Institutional Class	14,135,780

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 24.1% (Continued)
	FIXED INCOME - 19.7% (Continued)
2,029	Western Asset Core Plus Bond Fund, Class IS	$19,434
		94,114,704

	TOTAL OPEN END FUNDS (Cost $114,907,658)	115,061,550

	SHORT-TERM INVESTMENT — 28.8%
	MONEY MARKET FUND - 28.8%
137,299,216	First American Government Obligations Fund Class X, 4.64% (Cost $137,299,216)(a)	137,299,216

	TOTAL INVESTMENTS - 101.0% (Cost $479,849,629)	$482,252,983
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(4,728,104)
	NET ASSETS - 100.0%	$477,524,879

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.9%
	ALTERNATIVE - 0.7%
11,900	First Trust TCW Unconstrained Plus Bond ETF	$288,099

	EQUITY - 23.0%
4,400	Communication Services Select Sector SPDR Fund	255,068
1,600	Invesco QQQ Trust Series 1	513,488
7,400	iShares MSCI EAFE Min Vol Factor ETF	500,610
6,900	iShares MSCI USA Min Vol Factor ETF	501,906
2,500	iShares US Aerospace & Defense ETF	287,700
10,000	JPMorgan Equity Premium Income ETF	546,000
3,800	SPDR Dow Jones Industrial Average ETF Trust	1,263,956
2,100	Vanguard Growth ETF	523,824
11,500	Vanguard S&P 500 ETF	4,324,805
6,000	Vanguard Value ETF	828,660
		9,546,017
	FIXED INCOME - 15.2%
27,800	Invesco Senior Loan ETF	578,240
17,500	iShares 7-10 Year Treasury Bond ETF	1,734,600
11,600	iShares Core U.S. Aggregate Bond ETF	1,155,824
12,100	iShares MBS ETF	1,146,233
7,800	Vanguard Total Bond Market ETF	575,874
23,500	Vanguard Total International Bond ETF	1,149,620
		6,340,391

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,758,035)	16,174,507

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 26.8%
	ALTERNATIVE - 1.5%
72,968	DoubleLine Flexible Income Fund, Class I	$614,394

	EQUITY - 1.2%
21,672	BNY Mellon International Stock Fund, Class I	499,753

	FIXED INCOME - 24.1%
595	Ashmore Emerging Markets Corporate Income Fund	3,306
455	Ashmore Emerging Markets Total Return Fund, Institutional Class	2,213
16,674	Baird Quality Intermediate Municipal Bond Fund, Institutional Class	184,918
158	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	1,654
29,148	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	277,202
60,245	Crossingbridge Low Duration High Yield Fund, Institutional Class	584,977
49,512	DoubleLine Low Duration Emerging Markets Fixed, Class I	448,087
256,988	DoubleLine Total Return Bond Fund, Class I	2,305,180
543	Franklin High Yield Tax-Free Income Fund, Advisor Class	4,774
58,199	Nuveen High Yield Municipal Bond Fund, Class I	882,296
149	Nuveen Short Duration High Yield Municipal Bond, Class I	1,423
159	Nuveen Strategic Income Fund, Class I	1,540
846	PIMCO Income Fund Institutional Class	8,842
261,227	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	2,481,653
491	PIMCO Investment Grade Credit Bond Fund, Institutional Class	4,362
604	PIMCO Total Return Fund Institutional Class, Institutional Class	5,211
34,280	RiverPark Strategic Income Fund, Institutional Class	292,738
21,991	Russell Tax Exempt Bond Fund, Class S	482,262
34,477	TCW Total Return Bond Fund, Class I	287,887
180,233	TIAA-Cref Bond Index Fund, Institutional Class	1,742,854
724	Western Asset Core Plus Bond Fund, Class IS	6,932
		10,010,311

	TOTAL OPEN END FUNDS (Cost $11,120,007)	11,124,458

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 35.7%
	MONEY MARKET FUND - 35.7%
14,851,077	First American Government Obligations Fund Class X, 4.64% (Cost $14,851,077)(a)	$14,851,077

	TOTAL INVESTMENTS - 101.4% (Cost $41,729,119)	$42,150,042
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%	(573,005)
	NET ASSETS - 100.0%	$41,577,037

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	Rate disclosed is the seven day effective yield as of March 31, 2023.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2023

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical
	Asset Fund	Income Fund	Municipal Fund
ASSETS
Investment securities:
At cost	$850,346,440	$2,184,066,473	$366,210,985
At value	$855,328,524	$2,185,136,216	$367,581,287
Dividends and interest receivable	1,530,242	4,702,549	582,051
Receivable for Fund shares sold	1,295,174	1,950,250	440,759
Prepaid expenses and other assets	34,956	82,891	90,656
TOTAL ASSETS	858,188,896	2,191,871,906	368,694,753

LIABILITIES
Payable for investments purchased	13,415,238	42,726,541	14,121,740
Payable for Fund shares repurchased	1,927,544	3,878,449	341,534
Investment advisory fees payable	894,654	1,369,713	224,648
Payable to related parties	63,360	78,373	18,157
Distribution (12b-1) fees payable	40,166	179,544	5,042
Accrued expenses and other liabilities	58,294	296,848	29,155
TOTAL LIABILITIES	16,399,256	48,529,468	14,740,276
NET ASSETS	$841,789,640	$2,143,342,438	$353,954,477

Net Assets Consist Of:
Paid in capital	$902,720,912	$2,266,962,094	$363,405,489
Accumulated Deficit	(60,931,272)	(123,619,656)	(9,451,012)
NET ASSETS	$841,789,640	$2,143,342,438	$353,954,477

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2023

	Sierra Tactical All		Sierra Tactical Core	Sierra Tactical
	Asset Fund		Income Fund	Municipal Fund
Net Asset Value Per Share:
Class A:
Net Assets	$20,570,636		$47,087,374	$5,409,502
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	955,645		2,355,276	212,967
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$21.53	(b)	$19.99	$25.40
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$22.36		$20.77	$26.39

Class C:
Net Assets	$34,961,153		$134,269,471	$3,324,528
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,616,939		6,750,511	132,274
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.62		$19.89	$25.13

Investor Class:
Net Assets	$9,491,967		$70,369,669	$4,390,908
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	441,819		3,513,801	173,060
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.48		$20.03	$25.37

Instl Class:
Net Assets	$765,341,329		$1,891,615,924	$340,526,759
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	35,870,867		95,056,963	13,440,018
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.34	(b)	$19.90	$25.34	(b)

Special Shares:
Net Assets				$302,780
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)				11,897
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share				$25.45

Class A1:
Net Assets	$3,606,329
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	165,786
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$21.75
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$22.60

Class I1:
Net Assets	$7,818,226
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	361,038
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$21.65

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2023 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2023

	Sierra Tactical	Sierra Tactical Risk	Sierra Tactical Risk
	Bond Fund	Spectrum 50 Fund	Spectrum 30 Fund
ASSETS
Investment securities:
At cost	$1,882,271,126	$479,849,629	$41,729,119
At value	$1,883,530,369	$482,252,983	$42,150,042
Cash	—	32,234	3,934
Dividends and interest receivable	5,946,926	657,162	62,205
Receivable for Fund shares sold	2,450,680	551,955	—
Prepaid expenses and other assets	105,088	34,815	34,252
TOTAL ASSETS	1,892,033,063	483,529,149	42,250,433

LIABILITIES
Payable for investments purchased	36,922,223	4,742,761	579,555
Payable for Fund shares repurchased	1,846,684	764,084	44,851
Investment advisory fees payable	1,644,901	466,090	28,509
Payable to related parties	51,702	17,453	14,426
Distribution (12b-1) fees payable	30,053	1,974	—
Accrued expenses and other liabilities	436,988	11,908	6,055
TOTAL LIABILITIES	40,932,551	6,004,270	673,396
NET ASSETS	$1,851,100,512	$477,524,879	$41,577,037

Net Assets Consist Of:
Paid in capital	$1,945,536,810	$508,217,231	$41,433,126
Accumulated Earnings (Deficit)	(94,436,298)	(30,692,352)	143,911
NET ASSETS	$1,851,100,512	$477,524,879	$41,577,037

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2023

	Sierra Tactical		Sierra Tactical Risk		Sierra Tactical Risk
	Bond Fund		Spectrum 50 Fund		Spectrum 30 Fund
Net Asset Value Per Share:
Class A:
Net Assets	$22,077,682		$202,473
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	861,912		9,163
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$25.61		$22.10
Maximum offering price per share (maximum sales charge of 3.75%) (a)	$26.61		$22.96

Class C:
Net Assets	$24,449,954		$118,633
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	961,437		5,389
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.43		$22.02	(c)

Investor Class:
Net Assets	$13,954,980		$5,514,981		$25
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	544,995		249,750		1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.61	(b)	$22.08		$25.05	(c)

Instl Class:
Net Assets	$1,790,617,896		$471,688,792		$41,577,012
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	69,755,404		21,346,227		1,659,550
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$25.67		$22.10		$25.05

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge on redemptions within 18 months of purchase.

(b)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on March 31, 2023 due to financial statement rounding and/or financial statement adjustments.

(c)	The NAV shown above does not recompute due to rounding of shares.

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2023

	Sierra Tactical All	Sierra Tactical Core	Sierra Tactical
	Asset Fund	Income Fund	Municipal Fund
INVESTMENT INCOME
Dividends	$15,762,218	$27,620,494	$3,846,778
Interest	5,544,320	17,418,882	1,701,268
TOTAL INVESTMENT INCOME	21,306,538	45,039,376	5,548,046

EXPENSES
Investment advisory fees	5,372,428	7,666,755	1,261,536
Distribution (12b-1) fees:
Class A	27,289	96,618	5,892
Class C	185,436	720,520	12,098
Investor Class	12,672	134,425	8,544
Class A1	6,989	—	—
Class I1	15,412	—	—
Third party administrative servicing fee	386,815	920,011	151,249
Administrative services fees	171,918	408,894	67,282
Registration fees	74,795	79,781	59,836
Accounting services fees	55,113	125,086	20,440
Transfer agent fees	41,886	215,408	20,943
Custodian fees	38,791	79,301	15,557
Printing and postage expenses	29,917	52,356	24,932
Professional fees	16,769	16,917	16,668
Compliance officer fees	15,321	23,935	10,823
Insurance expense	5,485	10,470	2,743
Trustees fees and expenses	7,779	7,779	7,779
Interest expense	—	—	11,232
Other expenses	6,483	11,967	5,351
TOTAL EXPENSES	6,471,298	10,570,223	1,702,905

Plus: Recapture of fees waived by the Adviser	—	6,113	—
Less: Fees waived by the Adviser	—	—	(464)

NET EXPENSES	6,471,298	10,576,336	1,702,441
NET INVESTMENT INCOME	14,835,240	34,463,040	3,845,605

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(8,042,258)	(30,689,324)	6,075,737
Distributions of capital gains from underlying investment companies	7,528	46,984	141,703
	(8,034,730)	(30,642,340)	6,217,440

Net change in unrealized appreciation of investments	3,326,970	1,491,313	1,458,565
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(4,707,760)	(29,151,027)	7,676,005

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,127,480	$5,312,013	$11,521,610

See accompanying notes to financial statements.

THE SIERRA FUNDS
STATEMENTS OF OPERATIONS (Unaudited)(Continued)
For the Six Months Ended March 31, 2023

		Sierra Tactical	Sierra Tactical
	Sierra Tactical	Risk Spectrum	Risk Spectrum
	Bond Fund	50 Fund	30 Fund *
INVESTMENT INCOME
Dividends	$42,336,334	$3,479,126	$701,125
Interest	16,276,567	1,442,102	261,955
TOTAL INVESTMENT INCOME	58,612,901	4,921,228	963,080

EXPENSES
Investment advisory fees	10,827,586	1,394,543	223,742
Distribution (12b-1) fees:
Class A	27,765	263	—
Class C	114,351	338	—
Investor Class	33,094	5,554	—
Third party administrative servicing fee	928,079	119,532	14,916
Administrative services fees	412,479	53,125	25,432
Accounting services fees	127,353	15,191	2,131
Interest expense	91,351	1,678	—
Registration fees	84,767	34,904	32,054
Custodian fees	83,172	8,377	4,932
Transfer agent fees	53,852	17,951	5,425
Printing and postage expenses	47,369	20,943	9,891
Compliance officer fees	24,732	9,773	7,645
Professional fees	18,488	15,940	15,577
Insurance expense	10,969	1,995	1,237
Trustees fees and expenses	7,779	7,779	6,412
Other expenses	16,325	4,444	2,473
TOTAL EXPENSES	12,909,511	1,712,330	351,867

Plus: Recapture of fees waived by the Adviser	—	46,530	—
Less: Fees waived by the Adviser	—	—	(71,234)

NET EXPENSES	12,909,511	1,758,860	280,633
NET INVESTMENT INCOME	45,703,390	3,162,368	682,447

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(12,463,873)	(10,955,039)	(308,867)
Distributions of capital gains from underlying investment companies	1,194	1,137	11,527
	(12,462,679)	(10,953,902)	(297,340)

Net change in unrealized appreciation of investments	1,482,540	2,465,766	420,923
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(10,980,139)	(8,488,136)	123,583

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$34,723,251	$(5,325,768)	$806,030

*	Sierra Tactical Risk Spectrum 30 Fund commenced operations on September 30, 2022.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$14,835,240	$7,407,793
Net realized loss from security transactions	(8,042,258)	(58,994,023)
Distributions of capital gains from underlying investment companies	7,528	522,997
Net change in appreciation (depreciation) of investments	3,326,970	(23,854,743)
Net increase (decrease) in net assets resulting from operations	10,127,480	(74,917,976)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(25,115)
Class C	—	(7,703)
Investor Class	—	(13,169)
Instl Class	—	(1,383,537)
Class AI	—	(2,271)
Class I1	—	(5,211)
From distributable earnings:
Class A	(344,449)	(260,437)
Class C	(448,096)	(281,740)
Investor Class	(155,554)	(132,651)
Instl Class	(13,583,072)	(8,721,092)
Class A1	(53,077)	(31,145)
Class I1	(118,928)	(76,273)
Net decrease in net assets resulting from distributions to shareholders	(14,703,176)	(10,940,344)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	164,567	908,318
Class C	869,737	4,107,347
Investor Class	308,342	729,357
Instl Class	110,082,630	327,840,054
Class A1	417,808	711,010
Class I1	1,349,674	2,510,290
Net asset value of shares issued in reinvestment of distributions:
Class A	336,682	276,712
Class C	435,083	279,492
Investor Class	148,006	138,366
Instl Class	13,477,834	10,041,915
Class A1	44,746	28,911
Class I1	116,049	78,681
Payments for shares redeemed:
Class A	(2,442,471)	(5,044,773)
Class C	(4,282,903)	(9,109,597)
Investor Class	(2,208,141)	(3,982,416)
Instl Class	(137,343,113)	(243,543,150)
Class A1	(136,444)	(512,145)
Class I1	(1,257,078)	(3,299,452)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(19,918,992)	82,158,920

TOTAL DECREASE IN NET ASSETS	(24,494,688)	(3,699,400)

NET ASSETS
Beginning of Period	866,284,328	869,983,728
End of Period	$841,789,640	$866,284,328

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
SHARE ACTIVITY
Class A:
Shares Sold	7,561	39,219
Shares Reinvested	15,616	11,893
Shares Redeemed	(112,262)	(217,431)
Net decrease in shares of beneficial interest outstanding	(89,085)	(166,319)

Class C:
Shares Sold	39,776	175,779
Shares Reinvested	20,087	11,862
Shares Redeemed	(195,781)	(394,936)
Net decrease in shares of beneficial interest outstanding	(135,918)	(207,295)

Investor Class:
Shares Sold	14,096	31,671
Shares Reinvested	6,878	5,960
Shares Redeemed	(100,723)	(171,868)
Net decrease in shares of beneficial interest outstanding	(79,749)	(134,237)

Instl Class:
Shares Sold	5,077,400	14,434,915
Shares Reinvested	630,669	437,406
Shares Redeemed	(6,343,340)	(10,697,324)
Net increase (decrease) in shares of beneficial interest outstanding	(635,271)	4,174,997

Class A1
Shares Sold	18,873	31,083
Shares Reinvested	2,053	1,227
Shares Redeemed	(6,158)	(22,055)
Net increase in shares of beneficial interest outstanding	14,768	10,255

Class I1
Shares Sold	61,353	108,976
Shares Reinvested	5,351	3,352
Shares Redeemed	(57,284)	(142,033)
Net increase (decrease) in shares of beneficial interest outstanding	9,420	(29,705)

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$34,463,040	$26,855,719
Net realized loss from security transactions	(30,689,324)	(96,729,950)
Distributions of capital gains from underlying investment companies	46,984	1,604,914
Net change in appreciation (depreciation) of investments	1,491,313	(56,053,673)
Net increase (decrease) in net assets resulting from operations	5,312,013	(124,322,990)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(82,347)
Class C	—	(146,283)
Investor Class	—	(110,408)
Instl Class	—	(3,522,428)
From distributable earnings:
Class A	(717,318)	(598,504)
Class C	(1,717,333)	(1,256,301)
Investor Class	(996,151)	(800,723)
Instl Class	(30,472,764)	(22,424,866)
Net decrease in net assets resulting from distributions to shareholders	(33,903,566)	(28,941,860)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,057,655	6,387,218
Class C	12,955,146	37,458,854
Investor Class	13,374,202	21,628,566
Instl Class	526,232,050	750,787,836
Net asset value of shares issued in reinvestment of distributions:
Class A	678,404	636,258
Class C	1,611,801	1,315,994
Investor Class	931,109	859,907
Instl Class	29,232,674	24,842,398
Payments for shares redeemed:
Class A	(6,952,635)	(14,595,504)
Class C	(28,042,658)	(52,469,255)
Investor Class	(10,550,960)	(29,571,151)
Instl Class	(313,196,294)	(543,194,427)
Net increase in net assets resulting from shares of beneficial interest	230,330,494	204,086,694

TOTAL INCREASE IN NET ASSETS	201,738,941	50,821,844

NET ASSETS
Beginning of Period	1,941,603,497	1,890,781,653
End of Period	$2,143,342,438	$1,941,603,497

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
SHARE ACTIVITY
Class A:
Shares Sold	199,753	301,662
Shares Reinvested	33,648	30,028
Shares Redeemed	(342,833)	(689,044)
Net decrease in shares of beneficial interest outstanding	(109,432)	(357,354)

Class C:
Shares Sold	641,610	1,765,996
Shares Reinvested	80,360	62,125
Shares Redeemed	(1,393,398)	(2,501,112)
Net decrease in shares of beneficial interest outstanding	(671,428)	(672,991)

Investor Class:
Shares Sold	658,878	1,030,664
Shares Reinvested	46,112	40,524
Shares Redeemed	(518,885)	(1,408,835)
Net increase (decrease) in shares of beneficial interest outstanding	186,105	(337,647)

Instl Class:
Shares Sold	25,995,476	35,847,677
Shares Reinvested	1,457,010	1,183,283
Shares Redeemed	(15,529,242)	(25,950,915)
Net increase in shares of beneficial interest outstanding	11,923,244	11,080,045

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$3,845,605	$2,903,776
Net realized gain (loss) from security transactions	6,075,737	(16,254,860)
Distributions of capital gains from underlying investment companies	141,703	—
Net change in appreciation (depreciation) of investments	1,458,565	(2,586,669)
Net increase (decrease) in net assets resulting from operations	11,521,610	(15,937,753)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(49,631)	(134,018)
Class C	(19,375)	(44,386)
Investor Class	(41,149)	(154,050)
Instl Class	(3,792,723)	(11,403,110)
Special Shares	(3,600)	(15,589)
Net decrease in net assets resulting from distributions to shareholders	(3,906,478)	(11,751,153)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,183,223	1,661,106
Class C	2,254,486	494,000
Investor Class	1,036,700	892,059
Instl Class	85,359,034	149,594,996
Special Shares	595	2,762
Net asset value of shares issued in reinvestment of distributions:
Class A	49,623	133,861
Class C	19,375	44,386
Investor Class	41,056	153,678
Instl Class	3,649,726	10,905,850
Special Shares	3,600	15,588
Payments for shares redeemed:
Class A	(516,187)	(248,674)
Class C	(499,883)	(136,256)
Investor Class	(908,403)	(907,701)
Instl Class	(58,818,908)	(112,487,708)
Special Shares	(3,653)	(129,189)
Net increase in net assets resulting from shares of beneficial interest	32,850,384	49,988,758

TOTAL INCREASE IN NET ASSETS	40,465,516	22,299,852

NET ASSETS
Beginning of Period	313,488,961	291,189,109
End of Period	$353,954,477	$313,488,961

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
SHARE ACTIVITY
Class A:
Shares Sold	46,565	64,587
Shares Reinvested	1,958	5,106
Shares Redeemed	(20,342)	(9,514)
Net increase in shares of beneficial interest outstanding	28,181	60,179

Class C:
Shares Sold	89,103	19,459
Shares Reinvested	772	1,701
Shares Redeemed	(19,893)	(5,233)
Net increase in shares of beneficial interest outstanding	69,982	15,927

Investor Class:
Shares Sold	40,712	34,936
Shares Reinvested	1,621	5,854
Shares Redeemed	(36,011)	(35,318)
Net increase in shares of beneficial interest outstanding	6,322	5,472

Instl Class:
Shares Sold	3,366,102	5,815,175
Shares Reinvested	144,351	417,241
Shares Redeemed	(2,320,111)	(4,390,890)
Net increase in shares of beneficial interest outstanding	1,190,342	1,841,526

Special Shares:
Shares Sold	23	105
Shares Reinvested	142	593
Shares Redeemed	(144)	(5,159)
Net increase (decrease) in shares of beneficial interest outstanding	21	(4,461)

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$45,703,390	$12,838,410
Net realized loss from security transactions	(12,463,873)	(82,158,261)
Distributions of capital gains from underlying investment companies	1,194	21,305
Net change in appreciation (depreciation) of investments	1,482,540	(50,987,714)
Net increase (decrease) in net assets resulting from operations	34,723,251	(120,286,260)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(477,155)	(76,940)
Class C	(428,172)	(61,880)
Investor Class	(338,963)	(83,103)
Instl Class	(45,020,736)	(12,134,712)
Net decrease in net assets resulting from distributions to shareholders	(46,265,026)	(12,356,635)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	892,599	16,839,209
Class C	6,227,135	9,093,521
Investor Class	4,895,025	10,686,917
Instl Class	433,783,081	1,040,458,590
Net asset value of shares issued in reinvestment of distributions:
Class A	474,853	76,323
Class C	425,744	61,562
Investor Class	326,667	73,716
Instl Class	44,420,177	11,885,671
Payments for shares redeemed:
Class A	(1,117,370)	(5,863,460)
Class C	(3,441,155)	(8,797,668)
Investor Class	(8,784,223)	(10,925,097)
Instl Class	(728,454,142)	(712,754,359)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(250,351,609)	350,834,925

TOTAL INCREASE (DECREASE) IN NET ASSETS	(261,893,384)	218,192,030

NET ASSETS
Beginning of Period	2,112,993,896	1,894,801,866
End of Period	$1,851,100,512	$2,112,993,896

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
SHARE ACTIVITY
Class A:
Shares Sold	34,382	633,823
Shares Reinvested	18,535	2,836
Shares Redeemed	(43,326)	(220,755)
Net increase in shares of beneficial interest outstanding	9,591	415,904

Class C:
Shares Sold	241,751	337,966
Shares Reinvested	16,750	2,265
Shares Redeemed	(133,899)	(333,412)
Net increase in shares of beneficial interest outstanding	124,602	6,819

Investor Class:
Shares Sold	188,740	402,299
Shares Reinvested	12,757	2,721
Shares Redeemed	(336,160)	(412,889)
Net decrease in shares of beneficial interest outstanding	(134,663)	(7,869)

Instl Class:
Shares Sold	16,676,987	39,137,604
Shares Reinvested	1,729,325	440,707
Shares Redeemed	(27,702,661)	(26,831,999)
Net increase (decrease) in shares of beneficial interest outstanding	(9,296,349)	12,746,312

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
FROM OPERATIONS
Net investment income	$3,162,368	$1,807,459
Net realized loss from security transactions	(10,955,039)	(21,863,431)
Distributions of capital gains from underlying investment companies	1,137	86,664
Net change in appreciation of investments	2,465,766	2,358,303
Net decrease in net assets resulting from operations	(5,325,768)	(17,611,005)

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Class A	(2,235)	(4,998)
Class C	(410)	(105)
Investor Class	(24,481)	(12,162)
Instl Class	(2,912,897)	(1,795,214)
Net decrease in net assets resulting from distributions to shareholders	(2,940,023)	(1,886,472)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	968,862
Class C	77,000	17,000
Investor Class	4,426,744	395,750
Instl Class	362,181,589	88,203,858
Net asset value of shares issued in reinvestment of distributions:
Class A	2,234	5,209
Class C	410	110
Investor Class	23,089	12,568
Instl Class	2,888,303	1,862,705
Payments for shares redeemed:
Class A	(417,114)	(615,174)
Investor Class	(287,680)	(225,332)
Instl Class	(48,374,925)	(41,819,050)
Net increase in net assets resulting from shares of beneficial interest	320,519,650	48,806,506

TOTAL INCREASE IN NET ASSETS	312,253,859	29,309,029

NET ASSETS
Beginning of Period	165,271,020	135,961,991
End of Period	$477,524,879	$165,271,020

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	March 31, 2023	September 30,
	(Unaudited)	2022
SHARE ACTIVITY
Class A:
Shares Sold	1	41,140
Shares Reinvested	102	224
Shares Redeemed	(19,222)	(26,859)
Net increase (decrease) in shares of beneficial interest outstanding	(19,119)	14,505

Class C:
Shares Sold	3,436	763
Shares Reinvested	19	5
Net increase in shares of beneficial interest outstanding	3,455	768

Investor Class:
Shares Sold	194,427	16,913
Shares Reinvested	1,054	534
Shares Redeemed	(13,063)	(9,344)
Net increase in shares of beneficial interest outstanding	182,418	8,103

Instl Class:
Shares Sold	15,880,405	3,768,440
Shares Reinvested	131,784	79,918
Shares Redeemed	(2,187,572)	(1,777,418)
Net increase in shares of beneficial interest outstanding	13,824,617	2,070,940

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2023 *
	(Unaudited)
FROM OPERATIONS
Net investment income	$682,447
Net realized loss from security transactions	(308,867)
Distributions of capital gains from underlying investment companies	11,527
Net change in appreciation (depreciation) of investments	420,923
Net increase in net assets resulting from operations	806,030

DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings:
Investor Class	(0	) +
Instl Class	(662,119)
Net decrease in net assets resulting from distributions to shareholders	(662,119)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	25
Instl Class	45,946,497
Net asset value of shares issued in reinvestment of distributions:
Investor Class	0	+
Instl Class	662,119
Payments for shares redeemed:
Instl Class	(5,175,515)
Net increase in net assets resulting from shares of beneficial interest	41,433,126

TOTAL INCREASE IN NET ASSETS	41,577,037

NET ASSETS
Beginning of Period	—
End of Period	$41,577,037

SHARE ACTIVITY
Investor Class:
Shares Sold	1
Shares Reinvested	—	++
Net increase in shares of beneficial interest outstanding	1

Instl Class:
Shares Sold	1,837,439
Shares Reinvested	26,495
Shares Redeemed	(204,384)
Net increase in shares of beneficial interest outstanding	1,659,550

*	Sierra Tactical Risk Spectrum 30 Fund commenced operations on September 30, 2022.

+	Amount represented is less than $0.50.

++	Less than 1 Share

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,	September 30,	September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$21.64		$23.90	$23.28	$23.11		$22.95	$23.41
Activity from investment operations:
Net investment income (1)(4)(5)	0.36		0.16	0.64	0.34		0.42	0.59
Net realized and unrealized gain (loss) on investments	(0.12)		(2.16)	0.62	0.22		0.16	(0.44)
Total from investment operations	0.24		(2.00)	1.26	0.56		0.58	0.15
Less distributions from:
Net investment income	(0.35)		(0.16)	(0.64)	(0.35)		(0.42)	(0.61)
Net realized gains	—		(0.08)	—	(0.04)		—	—
Return of capital	—		(0.02)	—	(0.00	) (6)	—	—
Total distributions	(0.35)		(0.26)	(0.64)	(0.39)		(0.42)	(0.61)
Net asset value, end of period	$21.53		$21.64	$23.90	$23.28		$23.11	$22.95
Total return (2)	1.12	% (8)	(8.45)%	5.46%	2.41%		2.59%	0.65%
Net assets, at end of period (000s)	$20,571		$22,613	$28,943	$31,880		$34,599	$36,946
Ratio of gross expenses to average net assets (3)(4)(7)	1.69%		1.70%	1.69%	1.70%		1.74%	1.73%
Ratio of net expenses to average net assets (4)(7)	1.69%		1.70%	1.69%	1.70%		1.74%	1.73%
Ratio of net investment income to average net assets (4)(5)(7)	3.24%		0.70%	2.66%	1.48%		1.83%	2.52%
Portfolio Turnover Rate	177	% (8)	292%	159%	310%		320%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges, and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,	September 30,	September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$21.74		$24.07	$23.44	$23.30		$23.13	$23.59
Activity from investment operations:
Net investment income (loss) (1)(4)(5)	0.27		(0.01)	0.47	0.17		0.25	0.42
Net realized and unrealized gain (loss) on investments	(0.12)		(2.16)	0.62	0.21		0.17	(0.44)
Total from investment operations	0.15		(2.17)	1.09	0.38		0.42	(0.02)
Less distributions from:
Net investment income	(0.27)		(0.07)	(0.46)	(0.20)		(0.25)	(0.44)
Net realized gains	—		(0.08)	—	(0.04)		—	—
Return of capital	—		(0.01)	—	(0.00	) (6)	—	—
Total distributions	(0.27)		(0.16)	(0.46)	(0.24)		(0.25)	(0.44)
Net asset value, end of period	$21.62	(8)	$21.74	$24.07	$23.44		$23.30	$23.13
Total return (2)	0.68%		(9.10)%	4.63%	1.66%		1.83%	(0.11)%
Net assets, at end of period (000s)	$34,961		$38,104	$47,185	$48,432		$52,649	$61,939
Ratio of gross expenses to average net assets (3)(4)(7)	2.44%		2.45%	2.44%	2.45%		2.49%	2.48%
Ratio of net expenses to average net assets (4)(7)	2.44%		2.45%	2.44%	2.45%		2.49%	2.48%
Ratio of net investment income (loss) to average net assets (4)(5)(7)	2.48%		(0.05)%	1.92%	0.74%		1.07%	1.77%
Portfolio Turnover Rate	177	% (8)	292%	159%	310%		320%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,	September 30,	September 30,		September 30,	September 30,
Investor Class	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$21.60		$23.85	$23.22	$23.08		$22.91	$23.38
Activity from investment operations:
Net investment income (1)(4)(5)	0.35		0.16	0.64	0.33		0.41	0.57
Net realized and unrealized gain (loss) on investments	(0.12)		(2.15)	0.63	0.20		0.18	(0.43)
Total from investment operations	0.23		(1.99)	1.27	0.53		0.59	0.14
Less distributions from:
Net investment income	(0.35)		(0.16)	(0.64)	(0.35)		(0.42)	(0.61)
Net realized gains	—		(0.08)	—	(0.04)		—	—
Return of capital	—		(0.02)	—	(0.00	) (6)	—	—
Total distributions	(0.35)		(0.26)	(0.64)	(0.39)		(0.42)	(0.61)
Net asset value, end of period	$21.48		$21.60	$23.85	$23.22		$23.08	$22.91
Total return (2)	1.07	% (8)	(8.43)%	5.47%	2.33%		2.63%	0.60%
Net assets, at end of period (000s)	$9,492		$11,267	$15,643	$16,479		$15,425	$19,760
Ratio of gross expenses to average net assets (3)(4)(7)	1.69%		1.70%	1.69%	1.70%		1.74%	1.73%
Ratio of net expenses to average net assets (4)(7)	1.69%		1.70%	1.69%	1.70%		1.74%	1.73%
Ratio of net investment income to average net assets (4)(5)(7)	3.18%		0.69%	2.68%	1.44%		1.83%	2.46%
Portfolio Turnover Rate	177	% (8)	292%	159%	310%		320%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,	September 30,	September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$21.46		$23.68	$23.08	$22.91		$22.75	$23.22
Activity from investment operations:
Net investment income (1)(4)(5)	0.37		0.21	0.70	0.38		0.47	0.64
Net realized and unrealized gain (loss) on investments	(0.12)		(2.13)	0.60	0.24		0.17	(0.44)
Total from investment operations	0.25		(1.92)	1.30	0.62		0.64	0.20
Less distributions from:
Net investment income	(0.37)		(0.18)	(0.70)	(0.41)		(0.48)	(0.67)
Net realized gains	—		(0.08)	—	(0.04)		—	—
Return of capital	—		(0.04)	—	(0.00	) (6)	—	—
Total distributions	(0.37)		(0.30)	(0.70)	(0.45)		(0.48)	(0.67)
Net asset value, end of period	$21.34		$21.46	$23.68	$23.08		$22.91	$22.75
Total return (2)	1.21	% (8)	(8.18)%	5.64%	2.73%		2.87%	0.86%
Net assets, at end of period (000s)	$765,341		$783,341	$765,643	$595,260		$486,871	$442,358
Ratio of gross expenses to average net assets (3)(4)(7)	1.44%		1.45%	1.44%	1.45%		1.49%	1.48%
Ratio of net expenses to average net assets (4)(7)	1.44%		1.45%	1.44%	1.45%		1.49%	1.48%
Ratio of net investment income to average net assets (4)(5)(7)	3.49%		0.92%	2.95%	1.67%		2.08%	2.77%
Portfolio Turnover Rate	177	% (8)	292%	159%	310%		320%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,	September 30,	September 30,		September 30,	September 30,
Class A1 Shares	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$21.87		$24.15	$23.52	$23.35		$23.18	$23.65
Activity from investment operations:
Net investment income (1)(4)(5)	0.33		0.13	0.60	0.31		0.38	0.56
Net realized and unrealized gain (loss) on investments	(0.11)		(2.17)	0.63	0.21		0.18	(0.45)
Total from investment operations	0.22		(2.04)	1.23	0.52		0.56	0.11
Less distributions from:
Net investment income	(0.34)		(0.14)	(0.60)	(0.31)		(0.39)	(0.58)
Net realized gains	—		(0.08)	—	(0.04)		—	—
Return of capital	—		(0.02)	—	(0.00	) (6)	—	—
Total distributions	(0.34)		(0.24)	(0.60)	(0.35)		(0.39)	(0.58)
Net asset value, end of period	$21.75		$21.87	$24.15	$23.52		$23.35	$23.18
Total return (2)	0.99	% (8)	(8.54)%	5.25%	2.26%		2.45%	0.47%
Net assets, at end of period (000s)	$3,606		$3,303	$3,400	$3,246		$3,506	$3,802
Ratio of gross expenses to average net assets (3)(4)(7)	1.84%		1.85%	1.84%	1.85%		1.89%	1.88%
Ratio of net expenses to average net assets (4)(7)	1.84%		1.85%	1.84%	1.85%		1.89%	1.88%
Ratio of net investment income to average net assets (4)(5)(7)	3.02%		0.54%	2.48%	1.36%		1.67%	2.38%
Portfolio Turnover Rate	177	% (8)	292%	159%	310%		320%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges (Class A1) and assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL ALL ASSET FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,	September 30,	September 30,		September 30,	September 30,
Class I1 Shares	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$21.77		$24.05	$23.43	$23.26		$23.08	$23.54
Activity from investment operations:
Net investment income (1)(4)(5)	0.34		0.13	0.60	0.31		0.38	0.52
Net realized and unrealized gain (loss) on investments	(0.12)		(2.18)	0.63	0.21		0.19	(0.41)
Total from investment operations	0.22		(2.05)	1.23	0.52		0.57	0.11
Less distributions from:
Net investment income	(0.34)		(0.13)	(0.61)	(0.31)		(0.39)	(0.57)
Net realized gains	—		(0.08)	—	(0.04)		—	—
Return of capital	—		(0.02)	—	(0.00	) (6)	—	—
Total distributions	(0.34)		(0.23)	(0.61)	(0.35)		(0.39)	(0.57)
Net asset value, end of period	$21.65		$21.77	$24.05	$23.43		$23.26	$23.08
Total return (2)	0.99	% (8)	(8.59)%	5.24%	2.27%		2.50%	0.45%
Net assets, at end of period (000s)	$7,818		$7,656	$9,170	$3,172		$3,950	$5,899
Ratio of gross expenses to average net assets (3)(4)(7)	1.84%		1.85%	1.84%	1.85%		1.89%	1.88%
Ratio of net expenses to average net assets (4)(7)	1.84%		1.85%	1.84%	1.85%		1.89%	1.88%
Ratio of net investment income to average net assets (4)(5)(7)	3.06%		0.54%	2.45%	1.32%		1.68%	2.20%
Portfolio Turnover Rate	177	% (8)	292%	159%	310%		320%	153%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions, if any.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,		September 30,	September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2022		2021	2020		2019	2018
Net asset value, beginning of period	$20.24		$21.91		$21.50	$21.51		$20.96	$21.44
Activity from investment operations:
Net investment income (1)(4)(5)	0.31		0.24		0.58	0.53		0.51	0.62
Net realized and unrealized gain (loss) on investments	(0.25)		(1.65)		0.43	0.00	(6)	0.56	(0.51)
Total from investment operations	0.06		(1.41)		1.01	0.53		1.07	0.11
Less distributions from:
Net investment income	(0.31)		(0.23)		(0.60)	(0.54)		(0.52)	(0.59)
Net realized gains	—		—		—	(0.00	) (6)	—	—
Return of capital	—		(0.03)		—	—		—	—
Total distributions	(0.31)		(0.26)		(0.60)	(0.54)		(0.52)	(0.59)
Net asset value, end of period	$19.99		$20.24		$21.91	$21.50		$21.51	$20.96
Total return (2)	0.25	% (10)	(6.50)%		4.71%	2.48%		5.21%	0.53%
Net assets, at end of period (000s)	$47,087		$49,885		$61,843	$69,753		$64,244	$75,143
Ratio of gross expenses to average net assets (3)(4)(9)	1.34	% (8)	1.34	% (8)	1.34%	1.36%		1.36%	1.35%
Ratio of net expenses to average net assets (4)(9)	1.35	% (7)	1.35	% (7)	1.34%	1.35%		1.35%	1.35%
Ratio of net investment income to average net assets (4)(5)(9)	3.05%		1.16%		2.65%	2.47%		2.45%	2.91%
Portfolio Turnover Rate	260	% (10)	281%		117%	294%		221%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,		September 30,	September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2022		2021	2020		2019	2018
Net asset value, beginning of period	$20.14		$21.85		$21.44	$21.45		$20.91	$21.39
Activity from investment operations:
Net investment income (1)(4)(5)	0.25		0.12		0.44	0.40		0.39	0.49
Net realized and unrealized gain (loss) on investments	(0.26)		(1.66)		0.44	0.00	(6)	0.55	(0.50)
Total from investment operations	(0.01)		(1.54)		0.88	0.40		0.94	(0.01)
Less distributions from:
Net investment income	(0.24)		(0.15)		(0.47)	(0.41)		(0.40)	(0.47)
Net realized gains	—		—		—	(0.00	) (6)	—	—
Return of capital	—		(0.02)		—	—		—	—
Total distributions	(0.24)		(0.17)		(0.47)	(0.41)		(0.40)	(0.47)
Net asset value, end of period	$19.89		$20.14		$21.85	$21.44		$21.45	$20.91
Total return (2)	(0.05	)% (10)	(7.07)%		4.12%	1.90%		4.56%	(0.06)%
Net assets, at end of period (000s)	$134,269		$149,452		$176,858	$142,722		$130,746	$129,749
Ratio of gross expenses to average net assets (3)(4)(9)	1.94	% (8)	1.94	% (8)	1.94%	1.96%		1.96%	1.96%
Ratio of net expenses to average net assets (4)(9)	1.94	% (7)	1.95	% (7)	1.94%	1.95%		1.95%	1.95%
Ratio of net investment income to average net assets (4)(5)(9)	2.47%		0.54%		2.00%	1.87%		1.84%	2.34%
Portfolio Turnover Rate	260	% (10)	281%		117%	294%		221%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,		September 30,	September 30,		September 30,	September 30,
Investor Class	(Unaudited)		2022		2021	2020		2019	2018
Net asset value, beginning of period	$20.27		$21.95		$21.54	$21.54		$20.99	$21.47
Activity from investment operations:
Net investment income (1)(4)(5)	0.31		0.24		0.58	0.53		0.51	0.63
Net realized and unrealized gain (loss) on investments	(0.25)		(1.66)		0.43	0.01		0.56	(0.52)
Total from investment operations	0.06		(1.42)		1.01	0.54		1.07	0.11
Less distributions from:
Net investment income	(0.30)		(0.23)		(0.60)	(0.54)		(0.52)	(0.59)
Net realized gains	—		—		—	(0.00	) (6)	—	—
Return of capital	—		(0.03)		—	—		—	—
Total distributions	(0.30)		(0.26)		(0.60)	(0.54)		(0.52)	(0.59)
Net asset value, end of period	$20.03		$20.27		$21.95	$21.54		$21.54	$20.99
Total return (2)	0.30	% (10)	(6.53)%		4.70%	2.53%		5.19%	0.52%
Net assets, at end of period (000s)	$70,370		$67,463		$80,457	$77,540		$68,005	$85,844
Ratio of gross expenses to average net assets (3)(4)(9)	1.34	% (8)	1.34	% (8)	1.34%	1.36%		1.36%	1.35%
Ratio of net expenses to average net assets (4)(9)	1.35	% (7)	1.35	% (7)	1.34%	1.35%		1.35%	1.35%
Ratio of net investment income to average net assets (4)(5)(9)	3.05%		1.13%		2.64%	2.48%		2.44%	2.95%
Portfolio Turnover Rate	260	% (10)	281%		117%	294%		221%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(8)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

(9)	Annualized for periods less than one year.

(10)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL CORE INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	2023		September 30,	September 30,	September 30,		September 30,	September 30,
Instl Class	(Unaudited)		2022	2021	2020		2019	2018
Net asset value, beginning of period	$20.15		$21.81	$21.40	$21.41		$20.87	$21.35
Activity from investment operations:
Net investment income (1)(4)(5)	0.35		0.32	0.66	0.60		0.59	0.70
Net realized and unrealized gain (loss) on investments	(0.25)		(1.64)	0.43	0.01		0.56	(0.50)
Total from investment operations	0.10		(1.32)	1.09	0.61		1.15	0.20
Less distributions from:
Net investment income	(0.35)		(0.30)	(0.68)	(0.62)		(0.61)	(0.68)
Net realized gains	—		—	—	(0.00	) (6)	—	—
Return of capital	—		(0.04)	—	—		—	—
Total distributions	(0.35)		(0.34)	(0.68)	(0.62)		(0.61)	(0.68)
Net asset value, end of period	$19.90		$20.15	$21.81	$21.40		$21.41	$20.87
Total return (2)	0.45	% (8)	(6.12)%	5.15%	2.90%		5.61%	0.94%
Net assets, at end of period (000s)	$1,891,616		$1,674,803	$1,571,623	$1,345,504		$1,018,078	$828,171
Ratio of gross expenses to average net assets (3)(4)(7)	0.94%		0.94%	0.94%	0.96%		0.96%	0.96%
Ratio of net expenses to average net assets (4)(7)	0.94%		0.94%	0.94%	0.96%		0.96%	0.96%
Ratio of net investment income to average net assets (4)(5)(7)	3.46%		1.51%	3.01%	2.82%		2.83%	3.33%
Portfolio Turnover Rate	260	% (8)	281%	117%	294%		221%	131%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Less than $0.01.

(7)	Annualized for periods less than one year.

(8)	Not Annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2023		September 30,	September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$24.79		$27.16	$25.93	$26.42	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.26		0.20	0.55	0.58	0.48
Net realized and unrealized gain (loss) on investments	0.61		(1.58)	1.21	(0.45)	1.31
Total from investment operations	0.87		(1.38)	1.76	0.13	1.79
Less distributions from:
Net investment income	(0.26)		(0.22)	(0.53)	(0.59)	(0.37)
Net realized gains	—		(0.77)	—	(0.03)	—
Total distributions	(0.26)		(0.99)	(0.53)	(0.62)	(0.37)
Net asset value, end of period	$25.40		$24.79	$27.16	$25.93	$26.42
Total return (3)	3.52	% (8)	(5.27)%	6.88%	0.46%	7.20	% (8)
Net assets, at end of period (000s)	$5,410		$4,582	$3,384	$2,659	$1,616
Ratio of gross expenses to average net assets (4)(5)(7)	1.25	% (9)	1.26%	1.29%	1.35%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.24	% (9)	1.23%	1.23%	1.23%	1.23%
Ratio of net investment income to average net assets (5)(6)(7)	2.04%		0.78%	2.04%	2.23%	2.42%
Portfolio Turnover Rate	246	% (8)	360%	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Class A shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes 0.01% for the six months ended March 31, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2023		September 30,	September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$24.55		$26.99	$25.80	$26.33	$26.44
Activity from investment operations:
Net investment income (2)(5)(6)	0.17		0.01	0.32	0.35	0.02
Net realized and unrealized gain (loss) on investments	0.59		(1.56)	1.22	(0.39)	(0.13)
Total from investment operations	0.76		(1.55)	1.54	(0.04)	(0.11)
Less distributions from:
Net investment income	(0.18)		(0.12)	(0.35)	(0.46)	—
Net realized gains	—		(0.77)	—	(0.03)	—
Total distributions	(0.18)		(0.89)	(0.35)	(0.49)	—
Net asset value, end of period	$25.13		$24.55	$26.99	$25.80	$26.33
Total return (3)	3.09	% (9)	(5.92)%	6.05%	(0.21)%	(0.42	)% (9)
Net assets, at end of period (000s)	$3,325		$1,529	$1,252	$386	$26	(7)
Ratio of gross expenses to average net assets (4)(5)(8)	1.99	%(10)	2.01%	2.04%	2.10%	2.22%
Ratio of net expenses to average net assets (5)(8)	1.99	%(10)	1.98%	1.98%	1.98%	1.98%
Ratio of net investment income to average net assets (5)(6)(8)	1.35%		0.04%	1.19%	1.36%	1.37%
Portfolio Turnover Rate	246	% (9)	360%	121%	186%	26	% (9)

(1)	The Sierra Tactical Municipal Fund Class C shares commenced operations on September 10, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not truncated.

(8)	Annualized for periods less than one year.

(9)	Not annualized.

(10)	Includes 0.01% for the six months ended March 31, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2023		September 30,	September 30,	September 30,	September 30,
Investor Class Shares	(Unaudited)		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$24.76		$27.14	$25.92	$26.33	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.25		0.15	0.51	0.48	0.42
Net realized and unrealized gain (loss) on investments	0.60		(1.57)	1.21	(0.40)	1.28
Total from investment operations	0.85		(1.42)	1.72	0.08	1.70
Less distributions from:
Net investment income	(0.24)		(0.19)	(0.50)	(0.46)	(0.37)
Net realized gains	—		(0.77)	—	(0.03)	—
Total distributions	(0.24)		(0.96)	(0.50)	(0.49)	(0.37)
Net asset value, end of period	$25.37		$24.76	$27.14	$25.92	$26.33
Total return (3)	3.44	% (8)	(5.38)%	6.66%	0.30%	6.85	% (8)
Net assets, at end of period (000s)	$4,391		$4,129	$4,377	$2,465	$94
Ratio of gross expenses to average net assets (4)(5)(7)	1.40	%(9)	1.41%	1.44%	1.50%	1.62%
Ratio of net expenses to average net assets (5)(7)	1.39	%(9)	1.38%	1.38%	1.38%	1.38%
Ratio of net investment income to average net assets (5)(6)(7)	1.92%		0.59%	1.89%	1.86%	2.17%
Portfolio Turnover Rate	246	% (8)	360%	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Investor Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Includes 0.01% for the six months ended March 31, 2023 attributed to line of credit expense which are not subject to waiver by the Adviser.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2023		September 30,	September 30,	September 30,	September 30,
Instl Class Shares	(Unaudited)		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$24.73		$27.07	$25.85	$26.35	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.29		0.25	0.60	0.64	0.49
Net realized and unrealized gain (loss) on investments	0.61		(1.57)	1.22	(0.45)	1.30
Total from investment operations	0.90		(1.32)	1.82	0.19	1.79
Less distributions from:
Net investment income	(0.29)		(0.25)	(0.60)	(0.66)	(0.44)
Net realized gains	—		(0.77)	—	(0.03)	—
Total distributions	(0.29)		(1.02)	(0.60)	(0.69)	(0.44)
Net asset value, end of period	$25.34		$24.73	$27.07	$25.85	$26.35
Total return (3)	3.66	% (8)	(5.04)%	7.06%	0.71%	7.20	% (8)
Net assets, at end of period (000s)	$340,527		$302,954	$281,733	$196,579	$120,105
Ratio of gross expenses to average net assets (4)(5)(7)	1.00%		1.01%	1.04%	1.10%	1.22%
Ratio of net expenses to average net assets (5)(7)	1.00%		1.01%	1.02%	0.98%	0.98%
Ratio of net investment income to average net assets (5)(6)(7)	2.30%		0.96%	2.23%	2.47%	2.52%
Portfolio Turnover Rate	246	% (8)	360%	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Instl Class shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Year Ended	Period Ended
	2023		September 30,	September 30,	September 30,	September 30,
Special Class Shares	(Unaudited)		2022	2021	2020	2019 (1)
Net asset value, beginning of period	$24.84		$27.11	$25.88	$26.37	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.30		0.27	0.64	0.71	0.53
Net realized and unrealized gain (loss) on investments	0.61		(1.57)	1.21	(0.50)	1.29
Total from investment operations	0.91		(1.30)	1.85	0.21	1.82
Less distributions from:
Net investment income	(0.30)		(0.20)	(0.62)	(0.67)	(0.45)
Net realized gains	—		(0.77)	—	(0.03)	—
Total distributions	(0.30)		(0.97)	(0.62)	(0.70)	(0.45)
Net asset value, end of period	$25.45		$24.84	$27.11	$25.88	$26.37
Total return (3)	3.68	% (8)	(4.96)%	7.19%	0.81%	7.33	% (8)
Net assets, at end of period (000s)	$303		$295	$443	$339	$382
Ratio of gross expenses to average net assets (4)(5)(7)	0.92%		0.94%	0.94%	1.04%	1.16%
Ratio of net expenses to average net assets (5)(7)	0.92%		0.92%	0.92%	0.92%	0.92%
Ratio of net investment income to average net assets (5)(6)(7)	2.39%		1.04%	2.36%	2.73%	2.68%
Portfolio Turnover Rate	246	% (8)	360%	121%	186%	26	% (8)

(1)	The Sierra Tactical Municipal Fund Special shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2023		September 30,	September 30,	September 30,
Class A Shares	(Unaudited)		2022	2021	2020 (1)
Net asset value, beginning of period	$25.90		$27.74	$27.83	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.53		0.11	0.84	0.76
Net realized and unrealized gain (loss) on investments	(0.26)		(1.81)	1.09	2.82
Total from investment operations	0.27		(1.70)	1.93	3.58
Less distributions from:
Net investment income	(0.56)		(0.14)	(0.78)	(0.75)
Net realized gains	—		—	(1.24)	—
Total distributions	(0.56)		(0.14)	(2.02)	(0.75)
Net asset value, end of period	$25.61		$25.90	$27.74	$27.83
Total return (3)	1.05	% (8)	(6.15)%	7.15%	14.50	% (8)
Net assets, at end of period (000s)	$22,078		$22,076	$12,105	$4,721
Ratio of gross expenses to average net assets (4)(5)(7)	1.49%		1.48%	1.48%	1.49%
Ratio of net expenses to average net assets (5)(7)	1.49%		1.48%	1.48%	1.49%
Ratio of net investment income to average net assets (5)(6)(7)	4.09%		0.40%	3.02%	2.72%
Portfolio Turnover Rate	260	% (8)	514%	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Class A shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2023		September 30,	September 30,	September 30,
Class C Shares	(Unaudited)		2022	2021	2020 (1)
Net asset value, beginning of period	$25.72		$27.68	$27.81	$25.00
Activity from investment operations:
Net investment income (loss) (2)(5)(6)	0.43		(0.09)	0.63	0.53
Net realized and unrealized gain (loss) on investments	(0.25)		(1.80)	1.09	2.92
Total from investment operations	0.18		(1.89)	1.72	3.45
Less distributions from:
Net investment income	(0.47)		(0.07)	(0.61)	(0.64)
Net realized gains	—		—	(1.24)	—
Total distributions	(0.47)		(0.07)	(1.85)	(0.64)
Net asset value, end of period	$25.43		$25.72	$27.68	$27.81
Total return (3)	0.70	% (8)	(6.85)%	6.33%	13.97	% (8)
Net assets, at end of period (000s)	$24,450		$21,528	$22,977	$2,517
Ratio of gross expenses to average net assets (4)(5)(7)	2.24%		2.23%	2.23%	2.24%
Ratio of net expenses to average net assets (5)(7)	2.24%		2.23%	2.23%	2.24%
Ratio of net investment income (loss) to average net assets (5)(6)(7)	3.33%		(0.36)%	2.27%	1.91%
Portfolio Turnover Rate	260	% (8)	514%	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Class C shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2023		September 30,	September 30,	September 30,
Investor Class Shares	(Unaudited)		2022	2021	2020 (1)
Net asset value, beginning of period	$25.89		$27.75	$27.84	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.53		0.07	0.79	0.75
Net realized and unrealized gain (loss) on investments	(0.27)		(1.81)	1.10	2.79
Total from investment operations	0.26		(1.74)	1.89	3.54
Less distributions from:
Net investment income	(0.54)		(0.12)	(0.74)	(0.70)
Net realized gains	—		—	(1.24)	—
Total distributions	(0.54)		(0.12)	(1.98)	(0.70)
Net asset value, end of period	$25.61		$25.89	$27.75	$27.84
Total return (3)	1.01	% (8)	(6.29)%	6.99%	14.36	% (8)
Net assets, at end of period (000s)	$13,955		$17,598	$19,077	$11,594
Ratio of gross expenses to average net assets (4)(5)(7)	1.64%		1.63%	1.63%	1.64%
Ratio of net expenses to average net assets (5)(7)	1.64%		1.63%	1.63%	1.64%
Ratio of net investment income to average net assets (5)(6)(7)	4.07%		0.27%	2.83%	2.74%
Portfolio Turnover Rate	260	% (8)	514%	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Investor Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL BOND FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended	Year Ended	Period Ended
	2023		September 30,	September 30,	September 30,
Instl Class Shares	(Unaudited)		2022	2021	2020 (1)
Net asset value, beginning of period	$25.96		$27.76	$27.85	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.57		0.18	0.91	0.83
Net realized and unrealized gain (loss) on investments	(0.27)		(1.81)	1.09	2.81
Total from investment operations	0.30		(1.63)	2.00	3.64
Less distributions from:
Net investment income	(0.59)		(0.17)	(0.85)	(0.79)
Net realized gains	—		—	(1.24)	—
Total distributions	(0.59)		(0.17)	(2.09)	(0.79)
Net asset value, end of period	$25.67		$25.96	$27.76	$27.85
Total return (3)	1.17	% (8)	(5.89)%	7.40%	14.78	% (8)
Net assets, at end of period (000s)	$1,790,618		$2,051,793	$1,840,643	$1,027,880
Ratio of gross expenses to average net assets (4)(5)(7)	1.24%		1.23%	1.23%	1.24%
Ratio of net expenses to average net assets (5)(7)	1.24%		1.23%	1.23%	1.24%
Ratio of net investment income to average net assets (5)(6)(7)	4.45%		0.66%	3.26%	3.05%
Portfolio Turnover Rate	260	% (8)	514%	57%	956	% (8)

(1)	The Sierra Tactical Bond Fund Instl Class shares commenced operations on October 1, 2019.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2023		September 30,	September 30,
Class A Shares	(Unaudited)		2022	2021 (1)
Net asset value, beginning of period	$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.27		0.20	0.24
Net realized and unrealized gain (loss) on investments	0.39		(2.89)	(0.44)
Total from investment operations	0.66		(2.69)	(0.20)
Less distributions from:
Net investment income	(0.25)		(0.22)	(0.19)
Return of capital	—		(0.01)	—
Total distributions	(0.25)		(0.23)	(0.19)
Net asset value, end of period	$22.10		$21.69	$24.61
Total return (3)	3.04	% (8)	(10.99)%	(0.82	)% (8)
Net assets, at end of period (000s)	$202		$614	$339
Ratio of gross expenses to average net assets (4)(5)(7)	1.55	% (10)	1.64%	1.72%
Ratio of net expenses to average net assets (5)(7)	1.56	% (9)	1.56%	1.56%
Ratio of net investment income to average net assets (5)(6)(7)	2.46%		0.85%	2.72%
Portfolio Turnover Rate	178	% (8)	345%	39	% (8)

(1)	The Sierra Tactical Risk Spectrum 50 Fund Class A shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	March 31,		Year Ended		Period Ended
	2023		September 30,		September 30,
Class C Shares	(Unaudited)		2022		2021 (1)
Net asset value, beginning of period	$21.63		$24.55		$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.15		0.05		0.14
Net realized and unrealized gain (loss) on investments	0.42		(2.89)		(0.41)
Total from investment operations	0.57		(2.84)		(0.27)
Less distributions from:
Net investment income	(0.18)		(0.08)		(0.18)
Return of capital	—		(0.00	) (9)	—
Total distributions	(0.18)		(0.08)		(0.18)
Net asset value, end of period	$22.02		$21.63		$24.55
Total return (3)	2.64	% (8)	(11.58)%		(1.09	)% (8)
Net assets, at end of period (000s)	$119		$42		$29
Ratio of gross expenses to average net assets (4)(5)(7)	2.28	% (11)	2.39%		2.47%
Ratio of net expenses to average net assets (5)(7)	2.31	% (10)	2.31%		2.31%
Ratio of net investment income to average net assets (5)(6)(7)	1.39%		0.22%		1.63%
Portfolio Turnover Rate	178	% (8)	345%		39	% (8)

(1)	The Sierra Tactical Risk Spectrum 50 Fund Class C shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Less than $0.01.

(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(11)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2023		September 30,	September 30,
Investor Class Shares	(Unaudited)		2022	2021 (1)
Net asset value, beginning of period	$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.20		0.19	0.18
Net realized and unrealized gain (loss) on investments	0.43		(2.91)	(0.39)
Total from investment operations	0.63		(2.72)	(0.21)
Less distributions from:
Net investment income	(0.24)		(0.19)	(0.18)
Return of capital	—		(0.01)	—
Total distributions	(0.24)		(0.20)	(0.18)
Net asset value, end of period	$22.08		$21.69	$24.61
Total return (3)	2.91	% (8)	(11.07)%	(0.84	)% (8)
Net assets, at end of period (000s)	$5,515		$1,460	$1,457
Ratio of gross expenses to average net assets (4)(5)(7)	1.67	% (10)	1.79%	1.87%
Ratio of net expenses to average net assets (5)(7)	1.71	% (9)	1.71%	1.71%
Ratio of net investment income to average net assets (5)(6)(7)	1.87%		0.82%	2.03%
Portfolio Turnover Rate	178	% (8)	345%	39	% (8)

(1)	The Sierra Tactical Risk Spectrum 50 Fund Investor Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 50 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Six Months Ended
	March 31,		Year Ended	Period Ended
	2023		September 30,	September 30,
Instl Class Shares	(Unaudited)		2022	2021 (1)
Net asset value, beginning of period	$21.69		$24.61	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.27		0.29	0.21
Net realized and unrealized gain (loss) on investments	0.41		(2.92)	(0.40)
Total from investment operations	0.68		(2.63)	(0.19)
Less distributions from:
Net investment income	(0.27)		(0.28)	(0.20)
Return of capital	—		(0.01)	—
Total distributions	(0.27)		(0.29)	(0.20)
Net asset value, end of period	$22.10		$21.69	$24.61
Total return (3)	3.17	% (8)	(10.75)%	(0.76	)% (8)
Net assets, at end of period (000s)	$471,689		$163,155	$134,137
Ratio of gross expenses to average net assets (4)(5)(7)	1.28	% (10)	1.39%	1.47%
Ratio of net expenses to average net assets (5)(7)	1.31	% (9)	1.31%	1.31%
Ratio of net investment income to average net assets (5)(6)(7)	2.37%		1.21%	2.32%
Portfolio Turnover Rate	178	% (8)	345%	39	% (8)

(1)	The Sierra Tactical Risk Spectrum 50 Fund Instl Class shares commenced operations on May 26, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Represents the ratio of expenses to average net assets after adviser recapture of waived fees from the prior period.

(10)	Represents the ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from the prior period.

See accompanying notes to financial statements.

SIERRA TACTICAL RISK SPECTRUM 30 FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

Six Months Ended March 31, 2023 (1) (Unaudited)	Investor Class Shares	Instl Class Shares
Net asset value, beginning of period	$25.00	$25.00
Activity from investment operations:
Net investment income (2)(5)(6)	0.12	0.40
Net realized and unrealized gain on investments	0.32	0.04
Total from investment operations	0.44	0.44
Less distributions from:
Net investment income	(0.39)	(0.39)
Total distributions	(0.39)	(0.39)
Net asset value, end of period	$25.05	$25.05
Total return (3)(8)	1.76%	1.76%
Net assets, at end of period	$25 (9)	$41,577
Ratio of gross expenses to average net assets (4)(5)(7)	2.04%	1.64%
Ratio of net expenses to average net assets (5)(7)	1.71%	1.31%
Ratio of net investment income to average net assets (5)(6)(7)	0.97%	3.19%
Portfolio Turnover Rate (8)	169%	169%

(1)	The Sierra Tactical Risk Spectrum 30 Fund Investor Class shares and Instl Class shares commenced operations on September 30, 2022.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and assume changes in share price and reinvestment of dividends and capital gain distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one year.

(8)	Not annualized.

(9)	Actual net assets, not truncated.

See accompanying notes to financial statements.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2023

1.	ORGANIZATION

The Sierra Tactical All Asset Fund (“STAAF”), Sierra Tactical Core Income Fund (“STCIF”), Sierra Tactical Municipal Fund (“STMF”), Sierra Tactical Bond Fund (“STBF”), Sierra Tactical Risk Spectrum 50 Fund (“STRSFF”) and Sierra Tactical Risk Spectrum 30 Fund (“STRSTF”) (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management investment company. STAAF’s two investment objectives are to provide long-term total return (the combination of yield and net price gains from underlying funds) and to limit volatility and downside risk. STCIF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STMF’s investment objective is to seek total return, including tax-free income from the dividends of underlying municipal bond funds, while seeking to limit downside risk. STBF’s two investment objectives are to provide total return (with income contributing a significant part) and to limit volatility and downside risk. STRSFF’s two investment objectives are to provide total return (the combination of yield and net price gains from the underlying funds) and to limit volatility and downside risk. STRSTF’s two investment objectives are to provide total investment return and to limit volatility and downside risk. The Funds pursue their investment objectives by investing in a broadly diversified portfolio consisting of open-end and/or closed-end investment companies, including mutual funds and exchange-traded funds (“ETFs”).

STAAF, STCIF, STMF, STBF and STRSFF currently offer Class A, Class C, Investor Class, and Instl Class with STAAF also offering Class A1 and Class I1, and STMF also offering Special Class Shares. STRSTF currently offers Investor Class and Instl Class Shares. Class C, Investor Class, Instl Class, Special Shares and Class I1 shares are offered at net asset value (“NAV”). The Trust suspended the sale of Class Y shares for STAAF. Effective July 26, 2019, the Trust suspended the sale of Class Y shares and existing Class Y shares have been converted into Instl Class shares for STCIF. Class A and Class A1 shares are offered at NAV plus a maximum sales charge of 3.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures, minimum investment amounts and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAV as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2023 for the Funds’ assets measured at fair value:

Sierra Tactical All Asset Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$277,527,932	$—	$—	$277,527,932
Open End Funds	263,160,043	—	—	263,160,043
Short-Term Investment	314,640,549	—	—	314,640,549
Total	$855,328,524	$—	$—	$855,328,524

Sierra Tactical Core Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$471,275,333	$—	$—	$471,275,333
Open End Funds	758,666,306	—	—	758,666,306
Short-Term Investment	955,194,577	—	—	955,194,577
Total	$2,185,136,216	$—	$—	$2,185,136,216

Sierra Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$144,600,776	$—	$—	$144,600,776
Short-Term Investments	222,980,511	—	—	222,980,511
Total	$367,581,287	$—	$—	$367,581,287

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Sierra Tactical Bond Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$74,384,820	$—	$—	$74,384,820
Open End Funds	226,353,713	—	—	226,353,713
Short-Term Investment	1,582,791,836	—	—	1,582,791,836
Total	$1,883,530,369	$—	$—	$1,883,530,369

Sierra Tactical Risk Spectrum 50 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$229,892,217	$—	$—	$229,892,217
Open End Funds	115,061,550	—	—	115,061,550
Short-Term Investment	137,299,216	—	—	137,299,216
Total	$482,252,983	$—	$—	$482,252,983

Sierra Tactical Risk Spectrum 30 Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$16,174,507	$—	$—	$16,174,507
Open End Funds	11,124,458	—	—	11,124,458
Short-Term Investment	14,851,077	—	—	14,851,077
Total	$42,150,042	$—	$—	$42,150,042

The Funds did not hold any Level 2 or 3 securities during the period.

*	See Schedule of Investments for classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for STCIF, STMF and STBF and quarterly for STAAF, STRSFF and STRSTF. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2019 to September 30, 2021, or expected to be taken in the Funds’ September 30, 2022 tax returns. The Funds have identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Credit Facility – Effective August 1, 2022, the Fund entered into an amended and restated loan agreement, dated August 1, 2022, with a $100,000,000 line credit with U.S. Bank National Association (the “Amended and Restated Revolving Credit Agreement”). Borrowings under the Amended and Restated Revolving Credit Agreement bear interest at Prime Rate per month. There are no fees charged on the unused portion of the line of credit. For the six months ended March 31, 2023, amounts outstanding to the Funds under the credit facility at no time were permitted to exceed $100,000,000.

During the six months ended March 31, 2023, STMF, STBF, and STRSFF drew on the line of credit as follows:

					Maximum
		Outstanding Balance as		Average Borrowings	Borrowing Interest
FUND	Interest Expense	of March 31, 2023	Average Borrowings	Rate	Rate
STMF	$11,232	$—	$26,104,000	7.38%	7.75%
STBF	$91,351	$—	$53,242,125	7.47%	7.75%
STRSFF	$1,678	$—	$2,877,000	7.00%	7.00%

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Market and Geopolitical Risk – The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

may adversely impact issuers in a different country, region or financial market. Securities in a Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

FUND	PURCHASES	SALES
STAAF	$1,396,301,018	$909,295,136
STCIF	$3,855,826,036	$2,602,120,740
STMF	$529,524,641	$393,246,927
STBF	$2,992,868,631	$2,684,109,999
STRSFF	$666,718,935	$321,268,100
STRSTF	$70,886,460	$43,699,552

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Wright Fund Management, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of each Fund’s average daily net assets as indicated below. For the six months ended March 31, 2023, each Fund incurred the following in advisory fees:

		TOTAL
FUND	ANNUAL RATE	ADVISORY FEE
STAAF	1.25%	$5,372,428
STCIF	0.75%	$7,666,755
STMF	0.75%	$1,261,536
STBF	1.05%	$10,827,586
STRSFF	1.05%	$1,394,543
STRSTF	1.05%	$223,742

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until January 31, 2024 for STCIF, STAAF, STMF, STBF, STRSFF, and STRSTF to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses), taxes or extraordinary expenses, such as litigation expenses)) do not exceed the following amounts per annum of the average daily net assets of each class of shares:

			Investor
	Class A	Class C	Class	Instl Class	Class A1	Class I1	Special Shares
STAAF	1.75%	2.50%	1.75%	1.50%	1.90%	1.90%	N/A
STCIF	1.35%	1.95%	1.35%	1.00%	N/A	N/A	N/A
STMF	1.23%	1.98%	1.38%	1.05%	N/A	N/A	0.92%
STBF	1.54%	2.29%	1.69%	1.29%	N/A	N/A	N/A
STRSFF	1.56%	2.31%	1.71%	1.31%	N/A	N/A	N/A
STRSTF	N/A	N/A	1.71%	1.31%	N/A	N/A	N/A

If the Adviser waives any fees or reimburses any expenses pursuant to the Expense Limitation Agreement, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by the respective Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed its respective expense limitation. If a Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2023, the Adviser waived $0 with respect to STAAF, STCIF, STBF and STRSFF, and $464 and $71,234 to STMF and STRSTF, respectively, under each Fund’s Expense Limitation Agreement. For the six months ended March 31, 2023, the Adviser recaptured fees in the amount of $6,113 and $46,530 for STCIF and STRSFF with respect to the Funds.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2023	9/30/2024	9/30/2025
STMF	$197,596	$53,674	$3,054
STRSFF	$—	$4,064	$120,767

Distributor – The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at annual rates of the average daily net assets attributable to the following Funds and Classes, respectively, and is paid to

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. For the six months ended March 31, 2023, the 12b-1 annual rates of the average daily net assets of each class of shares for the Funds were as follows:

	Class A	Class C	Investor Class	Class A1	Class I1
STAAF	0.25%	1.00%	0.25%	0.40%	0.40%
STCIF	0.40%	1.00%	0.40%	N/A	N/A
STMF	0.25%	1.00%	0.40%	N/A	N/A
STBF	0.25%	1.00%	0.40%	N/A	N/A
STRSFF	0.25%	1.00%	0.40%	N/A	N/A
STRSTF	N/A	N/A	0.40%	N/A	N/A

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2023, the amounts listed below were received by the Distributor and retained by the principal underwriter or other affiliated broker-dealers for each fund respectively:

		Front End Sale	Amounts retained by
	Share	charges received by	the Principal
Fund	Class	the Distributor	Underwriter
STAAF	Class A1	$2,500	$—
	Class A	$827	$54
STCIF	Class A	$87,275	$5,466
STMF	Class A	$30,917	$2,967
STBF	Class A	$10,182	$546
STRSFF	Class A	$—	$—
STRSTF	Class A	$—	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions utilized during the periods ended September 30, 2022 and September 30, 2021 was as follows:

For the period ended September 30, 2022:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$6,082,745	$2,830,529	$1,437,006	$590,064	$10,940,344
Sierra Tactical Core Income Fund	21,456,669	—	3,861,466	3,623,725	28,941,860
Sierra Tactical Municipal Fund	8,769,849	592,443	—	2,388,861	11,751,153
Sierra Tactical Bond Fund	12,356,635	—	—	—	12,356,635
Sierra Tactical Risk Spectrum 50 Fund	1,599,419	—	73,993	213,060	1,886,472

For the period ended September 30, 2021:
	Ordinary	Long-Term	Return	Tax Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
Sierra Tactical All Asset Fund	$20,048,467	$329,647	$—	$2,682,478	$23,060,592
Sierra Tactical Core Income Fund	45,369,700	2,829,482	7,976	6,510,916	54,718,074
Sierra Tactical Municipal Fund	195,040	—	—	5,250,311	5,445,351
Sierra Tactical Bond Fund	102,581,749	—	—	—	102,581,749
Sierra Tactical Risk Spectrum 50 Fund	644,743	—	—	—	644,743

As of September 30, 2022, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Sierra Tactical All Asset Fund	$—	$—	$(55,791,326)	$(1,603,940)	$—	$1,039,690	$(56,355,576)
Sierra Tactical Core Income Fund	—	—	(94,484,036)	—	—	(544,067)	(95,028,103)
Sierra Tactical Municipal Fund	69,306	—	(17,021,694)	—	—	(113,756)	(17,066,144)
Sierra Tactical Bond Fund	481,775	—	(82,197,112)	(910,914)	—	(268,272)	(82,894,523)
Sierra Tactical Risk Spectrum 50 Fund	—	—	(20,123,521)	(1,985,896)	—	(317,144)	(22,426,561)

The difference between the book basis and tax basis for unrealized appreciation and undistributed net realized gains from security transactions is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Sierra Tactical All Asset Fund	$55,791,326
Sierra Tactical Core Income Fund	94,484,036
Sierra Tactical Municipal Fund	17,021,694
Sierra Tactical Bond Fund	82,197,112
Sierra Tactical Risk Spectrum 50 Fund	20,123,521

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

At September 30, 2022, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Sierra Tactical All Asset Fund	$1,603,940	$—	$1,603,940	$—
Sierra Tactical Core Income Fund	—	—	—	—
Sierra Tactical Municipal Fund	—	—	—	—
Sierra Tactical Bond Fund	910,914	—	910,914	98,251
Sierra Tactical Risk Spectrum 50 Fund	1,985,896	—	1,985,896	—

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2023, TD Ameritrade held approximately 57.2%, 26.0%, 44.3%, 45.8%, 57.1%, and 100.0% of the voting securities of STAAF, STCIF, STMF, STBF, STRSFF and STRSTF, respectively. The Trust has no knowledge as to whether all or any portion of the shares owned of record by TD Ameritrade are also owned beneficially.

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

STAAF, STCIF, STBF, STRSFF and STRSTF currently invests a portion of their assets in the First American Government Obligations Fund - Class X (“First American”). First American is registered under the 1940 Act as open-end management investment companies. STAAF, STCIF, STBF, STRSFF and STRSTF may redeem its investments in First American at any time if the Adviser determines that it is in the best interest of STAAF, STCIF, STBF, STRSFF and STRSTF, and their shareholders to do so. The performance of STAAF, STCIF, STBF, STRSFF and STRSTF will be directly affected by the performance of First American. The financial statements of First American, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STAAF, STCIF, STBF, STRSFF and STRSTF’s financial statements. As of March 31, 2023, the percentage of STAAF, STCIF, STBF, STRSFF and STRSTF’s net assets invested in First American Government Obligations Fund - Class X were 37.4%, 44.6%, 85.5%, 28.8%, and 35.7%, respectively.

STMF currently invests a portion of their assets in the BlackRock Liquidity Funds MuniCash, - Institutional Class (“BlackRock”). BlackRock is registered under the 1940 Act as open-end management investment companies. STMF may redeem its investments in BlackRock at any time if the Adviser determines that it is in the best interest of STMF, and their shareholders to do so. The performance of STMF will be directly affected by the performance of BlackRock. The financial statements of BlackRock, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with STMF’s financial statements. As of

THE SIERRA FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2023

March 31, 2023, the percentage of STMF’s net assets invested in BlackRock Liquidity Funds MuniCash, - Institutional Class was 61.9%.

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
				Unrealized
	Cost for Federal	Unrealized	Unrealized	Appreciation
Portfolio	Tax purposes	Appreciation	Depreciation	(Depreciation)
Sierra Tactical All Asset Fund	$850,961,864	$6,641,804	$(2,275,144)	$4,366,660
Sierra Tactical Core Income Fund	2,184,188,970	3,731,856	(2,784,610)	947,246
Sierra Tactical Municipal Fund	366,236,478	1,380,407	(35,598)	1,344,809
Sierra Tactical Bond Fund	1,882,316,101	2,142,023	(927,755)	1,214,268
Sierra Tactical Risk Spectrum 50 Fund	480,104,361	3,053,568	(904,946)	2,148,622
Sierra Tactical Risk Spectrum 30 Fund	41,729,119	458,680	(37,757)	420,923

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Dividends: The Board declared the following monthly dividends:

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Core Income Fund	Class A	0.0361	4/26/2023	4/28/2023
Sierra Tactical Core Income Fund	Class C	0.0268	4/26/2023	4/28/2023
Sierra Tactical Core Income Fund	Investor Class	0.0361	4/26/2023	4/28/2023
Sierra Tactical Core Income Fund	Instl Class	0.0423	4/26/2023	4/28/2023

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Municipal Fund	Class A	0.0350	4/26/2023	4/28/2023
Sierra Tactical Municipal Fund	Class C	0.0203	4/26/2023	4/28/2023
Sierra Tactical Municipal Fund	Investor Class	0.0325	4/26/2023	4/28/2023
Sierra Tactical Municipal Fund	Instl Class	0.0397	4/26/2023	4/28/2023
Sierra Tactical Municipal Fund	Special Class	0.0414	4/26/2023	4/28/2023

Fund		Dividend Per Share	Record Date	Payable Date
Sierra Tactical Bond Fund	Class A	0.0375	4/26/2023	4/28/2023
Sierra Tactical Bond Fund	Class C	0.0253	4/26/2023	4/28/2023
Sierra Tactical Bond Fund	Investor Class	0.0373	4/26/2023	4/28/2023
Sierra Tactical Bond Fund	Instl Class	0.0452	4/26/2023	4/28/2023

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)
March 31, 2023

As a shareholder of the Sierra Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A and Class A1 shares and; (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Sierra Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Sierra Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	10/1/2022	3/31/2023	10/1/2022 - 3/31/2023	10/1/2022 - 3/31/2023
Sierra Tactical All Asset Class A	$1,000.00	$1,010.70	$8.47	1.69%
Sierra Tactical All Asset Class C	1,000.00	1,007.30	12.21	2.44%
Sierra Tactical All Asset Investor Class	1,000.00	1,010.70	8.47	1.69%
Sierra Tactical All Asset Instl Class	1,000.00	1,012.10	7.23	1.44%
Sierra Tactical All Asset Class A1	1,000.00	1,009.90	9.22	1.84%
Sierra Tactical All Asset Class I1	1,000.00	1,009.90	9.22	1.84%
Sierra Tactical Core Income Class A	1,000.00	1,002.50	6.76	1.34%
Sierra Tactical Core Income Class C	1,000.00	1,000.00	9.68	1.93%
Sierra Tactical Core Income Investor Class	1,000.00	1,003.00	6.72	1.34%
Sierra Tactical Core Income Instl Class	1,000.00	1,005.00	4.70	0.94%
Sierra Tactical Municipal Fund Class A	1,000.00	1,035.20	6.28	1.24%
Sierra Tactical Municipal Fund Class C	1,000.00	1,031.30	10.07	1.99%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,034.40	7.03	1.39%
Sierra Tactical Municipal Fund Instl Class	1,000.00	1,036.20	5.06	1.00%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,036.80	4.65	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	1,010.90	7.46	1.49%
Sierra Tactical Bond Fund Class C	1,000.00	1,007.00	11.19	2.24%
Sierra Tactical Bond Fund Investor Class	1,000.00	1,009.70	8.19	1.64%
Sierra Tactical Bond Fund Instl Class	1,000.00	1,012.10	6.20	1.24%
Sierra Tactical Risk Spectrum 50 Fund Class A	1,000.00	1,030.40	7.90	1.56%
Sierra Tactical Risk Spectrum 50 Fund Class C	1,000.00	1,026.90	11.68	2.31%
Sierra Tactical Risk Spectrum 50 Fund Investor Class	1,000.00	1,029.50	8.66	1.71%
Sierra Tactical Risk Spectrum 50 Fund Instl Class	1,000.00	1,031.73	6.64	1.31%
Sierra Tactical Risk Spectrum 30 Fund Investor Class	1,000.00	1,017.60	8.61	1.71%
Sierra Tactical Risk Spectrum 30 Fund Instl Class	1,000.00	1,017.60	6.60	1.31%

THE SIERRA FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2023

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	10/1/2022	3/31/2023	10/1/2022 - 3/31/2023	10/1/2022 - 3/31/2023
Sierra Tactical All Asset Class A	$1,000.00	$1,016.50	$8.50	1.69%
Sierra Tactical All Asset Class C	1,000.00	1,012.76	12.25	2.44%
Sierra Tactical All Asset Investor Class	1,000.00	1,016.51	8.49	1.69%
Sierra Tactical All Asset Instl Class	1,000.00	1,017.75	7.25	1.44%
Sierra Tactical All Asset Class A1	1,000.00	1,015.75	9.25	1.84%
Sierra Tactical All Asset Class I1	1,000.00	1,015.76	9.25	1.84%
Sierra Tactical Core Income Class A	1,000.00	1,018.18	6.81	1.34%
Sierra Tactical Core Income Class C	1,000.00	1,015.25	9.76	1.93%
Sierra Tactical Core Income Investor Class	1,000.00	1,018.22	6.77	1.34%
Sierra Tactical Core Income Instl Class	1,000.00	1,020.24	4.74	0.94%
Sierra Tactical Municipal Fund Class A	1,000.00	1,018.76	6.23	1.24%
Sierra Tactical Municipal Fund Class C	1,000.00	1,015.02	9.99	1.99%
Sierra Tactical Municipal Fund Investor Class	1,000.00	1,018.02	6.98	1.39%
Sierra Tactical Municipal Fund Instl Class	1,000.00	1,019.96	5.02	1.00%
Sierra Tactical Municipal Fund Special Shares	1,000.00	1,020.36	4.61	0.92%
Sierra Tactical Bond Fund Class A	1,000.00	1,017.52	7.48	1.49%
Sierra Tactical Bond Fund Class C	1,000.00	1,013.78	11.23	2.24%
Sierra Tactical Bond Fund Investor Class	1,000.00	1,016.78	8.22	1.64%
Sierra Tactical Bond Fund Instl Class	1,000.00	1,018.77	6.22	1.24%
Sierra Tactical Risk Spectrum 50 Fund Class A	1,000.00	1,017.15	7.85	1.56%
Sierra Tactical Risk Spectrum 50 Fund Class C	1,000.00	1,013.41	11.60	2.31%
Sierra Tactical Risk Spectrum 50 Fund Investor Class	1,000.00	1,016.40	8.60	1.71%
Sierra Tactical Risk Spectrum 50 Fund Instl Class	1,000.00	1,018.39	6.60	1.31%
Sierra Tactical Risk Spectrum 30 Fund Investor Class	1,000.00	1,016.40	8.60	1.71%
Sierra Tactical Risk Spectrum 30 Fund Instl Class	1,000.00	1,018.39	6.60	1.31%

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2023

Wright Fund Management, LLC Adviser to Sierra Tactical Risk Spectrum 30 Fund (“Sierra Tactical 30”), Sierra Tactical Risk Spectrum 50 Fund (“Sierra Tactical 50”), and Sierra Tactical Risk Spectrum 70 Fund (“Sierra Tactical 70”) (collectively, the “New Sierra Funds”)*

In connection with the regular meeting held on March 23-25, 2021 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Wright Fund Management, LLC (“WFM” or Adviser”) and the Trust, with respect to the New Sierra Funds. In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board observed that WFM managed approximately $4.3 billion in assets for mutual funds and used a multi-asset diversification strategy to employ broad diversification across asset classes and fund categories. The Board noted that WFM assessed market trends by reviewing the current economic environment and identifying underlying funds that demonstrated the ability to add positive alpha. The Board reviewed the backgrounds of key investment personnel who would be responsible for servicing the New Sierra Funds and noted their education and diverse financial industry experience. The Board noted its familiarity with WFM’s personnel and expressed satisfaction with their experience and investment process. The Board appreciated WFM’s focus on risk management and performance and recognized that WFM maintained adequate resources to support the New Sierra Funds. The Board concluded that it could expect WFM to provide quality service to the New Sierra Funds and their shareholders.

Performance. The Board reviewed the investment objective of each New Sierra Fund and its anticipated Morningstar category. The Board considered the performance of Sierra Tactical, a Fund offered by the Adviser as a comparison because, in the Adviser’s opinion, it demonstrated objectives and strategies closest to the New Sierra Funds. The Board acknowledged that the existing Sierra Funds managed by WFM had demonstrated consistency in asset management. The Board concluded that WFM had the potential to provide satisfactory performance for each New Sierra Fund.

Fees and Expenses. The Board reviewed the proposed advisory fee of each New Sierra Fund as compared to its custom Morningstar category and Broadridge recommended peer group. The Board noted that the proposed advisory fee for each New Sierra Fund was 1.05%, higher than the average and median advisory fees of each Fund’s respective peer group and custom Morningstar category, but observed that it was within the range of the peer group. The Board observed that

THE SIERRA FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2023

WFM attributed the higher advisory fees to each Fund’s active tactical management style. The Board acknowledged that each Fund had an estimated net expense ratio of 1.31%, equal to the peer group median for Sierra Tactical 30, exceeding the peer group median for Sierra Tactical 50, and falling below the peer group median for Sierra Tactical 70. The Board noted that an expense limitation agreement was proposed for each New Sierra Fund. The Board concluded that WFM’s proposed advisory fee for each New Sierra Fund was not unreasonable.

Economies of Scale. The Board reviewed WFM’s asset projections and noted WFM’s assertion that each New Sierra Fund would benefit from economies of scale after a Fund exceeded $300 million. It noted that, based on each New Sierra Fund’s projected asset size during the initial term of the Advisory Agreement, the absence of breakpoints was acceptable at this time.

Profitability. The Board reviewed the profit analysis provided by WFM. It observed that WFM estimated meaningful profits for years one and two of the Advisory Agreement. The Board discussed the projected profit margins but acknowledged that WFM had achieved exceptional industry efficiencies with its existing Funds in NLFT, and that starting a new fund came with financial and reputational risk, justifying a higher profitability. The Board noted that because the New Sierra Funds had not commenced operations, the profitability analysis was only an estimate based on asset growth. It also noted that if WFM met the projected asset levels for the Funds during the first 24 months of operations, the profit margins would be significant, but not excessive. The Board concluded that, based on the information provided by WFM, the estimated profitability of each New Sierra Fund was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that each Fund’s advisory fee was not unreasonable and that approval of the Advisory Agreement was in the best interest of future shareholders of each New Sierra Fund.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the New Sierra Funds.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●    Social Security number and wire transfer instructions

●    account transactions and transaction history

●    investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●    open an account or deposit money

●    direct us to buy securities or direct us to sell your securities

●    seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●    sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●    affiliates from using your information to market to you.

●    sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-866-738-4363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER

Wright Fund Management, LLC

3420 Ocean Park Blvd., Suite 3060

Santa Monica, CA 90405

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

SIERRA-SA23

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 6/08/23

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 6/08/23